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As filed with the Securities and Exchange Commission on May 28, 2004

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REGISTRATION NO. 333-100474

811-04440

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 5

AND

AMENDMENT NO. 34

TO

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REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

(EXACT NAME OF REGISTRANT)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(NAME OF DEPOSITOR)

122 EAST 42ND STREET, SUITE 1900

NEW YORK, NEW YORK 10017

(ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

DEPOSITOR'S TELEPHONE NUMBER: (212) 983-6352

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EDWARD M. SHEA, ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

ANNUITIES DIVISION

112 WORCESTER STREET

WELLESLEY HILLS, MASSACHUSETTS 02481

(NAME AND ADDRESS OF AGENT FOR SERVICE)

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COPIES OF COMMUNICATIONS TO:

JOAN BOROS, ESQ.

JORDEN BURT LLP

1025 THOMAS JEFFERSON STREET, N.W.

SUITE 400E

WASHINGTON, D.C. 20007

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It is proposed that this filing will become effective (check appropriate box)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485

/ / on (date) pursuant to paragraph (b) of Rule 485

/x/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ / on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

This Amendment No. 5 to the Registration Statement on Form N-4 (File Nos. 333-100474, 811-04440) is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, in order to add supplements to the prospectuses filed with Post-Effective Amendment No. 4 to the Registration Statement, which was filed on April 23, 2004. This Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, or other information contained in Post-Effective Amendment No. 4 to the Registration Statement.

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PART A

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The information in this prospectus supplement is not complete and may be changed. We may not sell these securities until the amendment to the registration statement filed with the Securities and Exchange Commission is effective. This prospectus supplement is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUPPLEMENT DATED JULY 27, 2004

TO

PROSPECTUS DATED APRIL 30, 2004

SUN LIFE FINANCIAL MASTERS FLEX NY

Effective September 7, 2004, an enhanced optional living benefit rider, "Secured Returns 2 Benefit," is available on all Contracts issued by the Prospectuses after the "date of availability." For purposes of this supplement, the "date of availability" is the later of September 7, 2004, or the date Secured Returns 2 is available for sale in New York. On all Contracts issued after the date of availability, the Prospectuses are amended as described below. On all Contracts issued before the date of availability, the current disclosure describing the Secured Returns Benefit is not amended, unless you elect to replace your Secured Returns Benefit with the Secured Returns 2 Benefit as described below under "Availability". To see whether the enhanced rider is available for sale in New York, contact your sales representative or call 1-800-447-7569.

  Under the heading "PRODUCT HIGHLIGHTS," the section entitled "Optional Living Benefit Rider: Secured Returns Benefit" is replaced by the following disclosure:

  Optional Living Benefit Rider: Secured Returns 2 Benefit

  The Secured Returns 2 Benefit ("Secured Returns 2") guarantees a return of your initial Purchase Payment plus portions of your subsequent Purchase Payments (adjusted for withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed is known as the "GLB amount." You may choose to receive your Secured Returns 2 Benefit under one of two plans. Under the terms of the Guaranteed Minimum Accumulation Benefit Plan, on your 10th Contract Anniversary, or some later date if you choose to "step-up" your GLB amount, we will credit your Account Value with any excess of your GLB amount over your Account Value after the application of any other Contract transactions. (A step-up of the GLB amount to your current Account Value may be made any time after your fifth Contract Anniversary.) Under this Plan, if your Account Value is greater than or equal to your GLB amount on the date the Plan matures, we will refund the charges you paid for the Benefit. Under the terms of the Guaranteed Minimum Withdrawal Benefit Plan, you may withdraw up to a set dollar amount from your Account Value each year until your GLB amount equals zero. The Secured Returns 2 Benefit is available only if you are age 79 or younger on the Open Date. If you annuitize, this Benefit terminates.

  Under the heading "FEES AND EXPENSES," the second table, describing the periodic account fees, is replaced with the following disclosure:

  The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Annual Account Fee	$ 30*

  Variable Account Annual Expenses

  (as a percentage of net Variable Account assets)**
Mortality and Expense Risks Charge:	1.50%***
Administrative Expenses Charge:	0.15%
Distribution Fee:	0.20%

Total Variable Account Annual Expenses (without optional benefits):	1.85%

  Charges for Optional Features
Maximum Charge for Optional Death Benefit Rider (MAV) +:	0.20%
Maximum Charge for Optional Living Benefit Rider (Secured Returns 2):	0.50%++

Total Variable Account Annual Expenses with Maximum Charge for Optional Death Benefit and Living Benefit Riders:	2.55%++
*	The Annual Account Fee is waived on Contracts greater than $100,000 in value on your Contract Anniversary. (See "Account Fee.")

**

  All of the Variable Account Annual Expenses, except for the charges for the Optional Living Benefit Rider, are assessed as a percentage of Average daily net Variable Account expenses. The charge for the Optional Living Benefit Rider is assessed on a quarterly basis at a rate of 0.125% of your Account Value (an annual rate of 0.50%).

***

  If you are age 75 or younger on the Open Date, the mortality and expense risks charge will be 1.30% of average daily net Variable Account assets. After annuitization, the sum of the mortality and expense risks charge, the administrative expenses charge, and the distribution fee will never be greater than 1.65% of average daily net Variable Account assets, regardless of your age on the Open Date. (See "Mortality and Expense Risks Charge.")

+	The optional death benefit rider, know as the Maximum Account Anniversary Value rider ("MAV"), is described in detail under "Death Benefit."
++	The charge for the Optional Living Benefit can increase at the time of a step-up to an amount equal to the rider fee imposed on newly issued Contracts at that time.

  The third paragraph under the heading "EXAMPLE" is replaced with the following:

  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$ 1,162	$ 5,033	$ 7,285	$ 10,255
(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$ 436	$ 4,668	$ 7,285	$ 10,255

  Under the heading "CONTRACT EXPENSES," the section entitled "Charges for Optional Death Benefit Riders is replaced with the following disclosure:

  Charges for Optional Benefit Riders

  If you elect the Secured Returns 2 Benefit, we will deduct a specific charge from your Account Value on the last day of the Account Quarter. ("Account Quarters" are defined as three-month periods, with the first Account Quarter beginning on your Issue Date.) The charge per year is equal to 0.50% of your Account Value. See "Cost of the Benefit" under "Optional Living Benefit Rider: Secured Returns 2."

  If you elect the optional death benefit rider, we will deduct, during the Accumulation Phase, a charge from the assets of the Variable Account equal to 0.20% of the average daily value of your Contract.

  The disclosure under the heading "OPTIONAL LIVING BENEFIT RIDER: SECURED RETURNS BENEFIT," is replaced with the following disclosure:

  OPTIONAL LIVING BENEFIT RIDER: SECURED RETURNS 2 BENEFIT

  The Secured Returns 2 Benefit ("Benefit" or "Secured Returns 2") guarantees a return of your Purchase Payments (adjusted for subsequent Purchase Payments and withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed, known as the "Guaranteed Living Benefit amount" or the "GLB amount," can be greater than or less than your Account Value. All Benefits and charges under Secured Returns 2 terminate upon annuitization.

  If you elect Secured Returns 2, you may choose to receive your Benefit under one of two plans: the Guaranteed Minimum Accumulation Benefit ("AB") Plan or the Guaranteed Minimum Withdrawal Benefit ("WB") Plan.

  If you elect Secured Returns 2, you are automatically enrolled in the AB Plan. After your first Contract Anniversary, you may elect instead to receive your Benefit under the WB Plan, provided that you make the election prior to the earliest of your 76th birthday, the date you annuitize, and the date your AB Plan matures. Once you elect to participate in the WB Plan, you may not change your election back to the AB Plan. If you do not specifically elect the WB Plan, you will be deemed to have elected to remain in the AB Plan.

  Tax Issues

  If your Contract is a Qualified Contract, required minimum distributions under the Internal Revenue Code may significantly affect the value of the Secured Returns 2 Benefit to you. If your Contract is a Non-Qualified Contract, it is possible that the election of Secured Returns 2 might increase the taxable portion of any withdrawal you make from the Contract.

  Please refer to "Tax Considerations - Impact of Optional Death Benefit and Secured Return Benefit 2 Riders" for more information regarding these and other tax issues that you should consider before electing to participate in Secured Returns 2.

  Guaranteed Minimum Accumulation Benefit ("AB") Plan

  Under the terms of the AB Plan, on your 10th Contract Anniversary, we will credit your Account Value with any excess of your GLB amount over your Account Value after the application of any other Contract transactions. Any such amount will be allocated on a pro rata basis to all Designated Funds (defined below under "Availability") in which you are invested at that time. Your GLB amount is equal to the sum of 100% of your initial Purchase Payment plus a specified percentage of any subsequent Purchase Payments, adjusted in amount for partial withdrawals. One or more subsequent Purchase Payments during the 10-year period will not restart the 10-year period. For each subsequent Purchase Payment after the second Contract Anniversary, we will guarantee the return of less than 100% of the Purchase depending upon the Contract Year in which it was made, as follows:
Contract Year in which Purchase Payment was made	Percentage guaranteed
1-2	100%
3-5	85%
6-8	70%
9-10	60%

  For examples of how we calculate benefits under the AB Plan, see Examples 1 and 3 in Appendix D. Note that the timing and amount of subsequent Purchase Payments may affect the total Secured Returns 2 Benefit.

  If you remain in the AB Plan until it matures, you may also be entitled to a refund of the charges you paid for the Secured Returns 2 Benefit. (See "Refund of Rider Charges under the AB Plan.")

  Guaranteed Minimum Withdrawal Benefit ("WB") Plan

  Under the terms of the WB Plan, you may withdraw up to a set dollar amount from your Account Value each year until your GLB amount equals zero. This set dollar amount, or "maximum WB amount," is equal to 7% of the GLB amount on the date you elect to participate in the WB Plan. You are not required to make any withdrawals after you have elected the WB Plan; however, if you withdraw more than the maximum WB amount in any Contract Year, your remaining GLB amount may be adversely affected. (See "Withdrawals Under the Secured Returns 2 Benefit.") Any subsequent Purchase Payments made after you have elected the WB Plan, and before your fourth Contract Anniversary, will increase your GLB amount by 100% of such subsequent Purchase Payment. Your maximum WB amount will increase by 7% of such subsequent Purchase Payment. After your fourth Contract Anniversary, you may not make any additional Purchase Payments if you have elected the WB Plan.

  For examples of how we calculate benefits under the WB Plan, see Examples 4 and 5 in Appendix D.

  Availability

  Secured Returns 2 is available only if you are age 79 or younger on the Open Date. If you choose to participate in the Benefit, you must make your election no later than your Issue Date. You may combine the Benefit with the MAV optional death benefit rider. Upon annuitization, Secured Returns 2 and the elected optional death benefit rider automatically terminate.

  To participate in Secured Returns 2, all of your Account Value must be invested in one or more of the "Designated Funds" during the entire term of the plan: a 10-year period under the AB Plan or, if you elected the WB Plan, until the GLB amount is exhausted. Your application lists the only Funds and asset allocation models that currently qualify as "Designated Funds." We reserve the right to change the available Designated Funds on new and existing Contracts without prior notice. Any time there is a change, your Account Value will remain in the current Designated Funds, but future transfers or Purchase Payments may be allocated only to the Designated Funds then available.

  If you purchased the Secured Returns Benefit ("current rider") prior to the later of September 7, 2004, or the date Secured Returns 2 is available for sale in New York, then you may elect to replace your current rider with Secured Returns 2. If you choose to participate in Secured Returns 2, you must notify us of your decision to replace your current rider with Secured Returns 2 within the later of December 31, 2004, and the date Secured Returns 2 is available for sale in New York. Your GLB amount will not change when you replace your current rider. After you replace your current rider with Secured Returns 2, the following terms and conditions will apply to Secured Returns 2:

o

  Charges for Secured Returns 2 will commence on the first "Account Quarter" (defined below under "Cost of the Benefit") following the date we receive your notification to participate in Secured Returns 2 ("Notification Date"), and will be applied on a pro rata basis starting from the Notification Date.

o	All benefits provided under Secured Returns 2 will commence on the Notification Date.

o	Any refund of rider charges (described below) will only apply to charges paid after the Notification Date. You will not receive any refund of charges paid for the current rider.

o

  The time period for measuring the duration of your Secured Returns 2 Benefit will be based upon your Contract's Issue Date. For example, if you choose to exchange your current rider for Secured Returns 2 twelve months after your Issue Date, your AB Plan will mature in nine years.

o

  If you were participating in the WB Plan on the Notification Date, then you remain in the WB Plan after you replace your current rider with Secured Returns 2. If you were participating in the AB Plan on the Notification Date, you may not elect to participate in the WB Plan until after your first Account Anniversary.

  Cost of the Benefit

  Unlike other Contract charges, the charge for Secured Returns 2 will not be calculated as a percentage of average daily net assets as described under "Variable Accumulation Unit Value." Instead, the charge for the Benefit will be made as a specific deduction from the Account Value, taken on the last valuation day of the Account Quarter. ("Account Quarters" are defined as three-month periods, with the first Account Quarter beginning on your Issue Date.) The charge per year is equal to 0.50% of your Account Value. The quarterly charge will be determined by multiplying the Account Value at the end of the Account Quarter by 0.00125. (See Example 12 in Appendix D.) The specific amount of the quarterly charge will be reflected on your quarterly account statement. We will continue to deduct this charge until you annuitize or your Secured Returns 2 Benefit expires or is revoked. Cancellation of the Benefit (caused by a transfer out of the Designated Funds or a Purchase Payment allocation to a non-Designated Fund) will not terminate the charge, until the 7th Contract Anniversary. (See "Cancellation of the Secured Returns 2 Benefit.")

  Withdrawals Under the Secured Returns 2 Benefit

  All withdrawals under Secured Returns 2 are subject to withdrawal charges if they are in excess of the annual free withdrawal amount. (See "Free Withdrawal Amount" under "Withdrawal Charge.")

  In addition, if you have elected Secured Returns 2, but have not yet elected to participate in the WB Plan, any withdrawals you make will reduce the GLB amount proportionally to the amount of Account Value withdrawn. To calculate the GLB amount after a partial withdrawal under the AB Plan, we multiply the GLB amount immediately before the withdrawal by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See Examples 6 and 9 in Appendix D.)

  Once you have elected to participate in the WB Plan, withdrawals of no more than the maximum WB amount will reduce the remaining GLB amount dollar for dollar. If you are participating in the WB Plan and you withdraw, in any one Contract Year, more than the current maximum WB amount, the remaining GLB amount will be reduced to equal the lesser of:
(a)	your previous remaining GLB amount reduced dollar for dollar by the amount of the withdrawal, or

(b)	your Account Value.

  If (b), above, is less than (a), then your maximum WB amount will be reduced so that the new GLB amount will expire on the same date it would have had the maximum WB amount been withdrawn every year thereafter. (See Example 7 in Appendix D.)

  You should be aware that a withdrawal in excess of the maximum WB amount might significantly reduce your Secured Returns 2 Benefits if your Account Value is less than the GLB amount. In all cases, the value you will receive upon a full withdrawal, or "surrender" of your Contract, will be your Contract's Surrender Value and not the GLB amount.

  The maximum WB amount is not cumulative. That is to say, if you withdraw less than the maximum WB amount in any one Contract Year, you cannot add that unused portion to withdrawals made in future years to exceed the maximum WB amount.

  Under the WB Plan, your Secured Returns 2 benefits will continue until your GLB amount is reduced to zero, even if your Account Value drops to zero. If your Account Value drops to zero, no subsequent Purchase Payment will be accepted and no death benefit will be payable. We will however, continue to pay the maximum WB amount each Contract Year while you are alive until the remaining GLB amount has been exhausted.

  For examples showing how withdrawals affect your benefits under Secured Returns 2, see Examples 6, 7, 9 and 11 in Appendix D.

  Cancellation of the Secured Returns 2 Benefit

  Transfers among the Designated Funds are permitted as described under "Transfer Privilege." If however you transfer some or all of your Account Value out of the Designated Funds into another investment option offered under your Contract, the Secured Returns 2 Benefit will be automatically cancelled. Likewise, if you allocate one or more subsequent Purchase Payments to an investment option other than one of the Designated Funds, the Secured Returns 2 Benefit will be cancelled. Once the Benefit has been canceled, it cannot be reinstated. After the cancellation of the Benefit, you will continue to pay the charge for the Benefit until your 7th Contract Anniversary.

  Revocation of the Secured Returns 2 Benefit

  Anytime after your 7th Contract Anniversary, you may revoke Secured Returns 2. Once revoked, Secured Returns 2 may not be reinstated. After Secured Returns 2 has been revoked, all benefits and charges will end.

  Step-Up of GLB Amount

  After your fifth Contract Anniversary, you may elect to increase the GLB amount to your then current Account Value. Currently, this step-up election may be made on any day after your fifth Contract Anniversary. (We reserve the right to require step-up elections to occur only within 30 days following the fifth or any subsequent Contract Anniversary.) On the day we receive your step-up election notice in good order (the "Step-Up Date"), we will increase your GLB amount to an amount equal to your Account Value on the Step-Up Date. If you elect to step-up your GLB amount, at least 5 full years from the Step-Up Date must pass before you can elect another step-up. You can only elect to step-up the GLB amount if the current Account Value is greater than the current GLB amount. If you are in the AB Plan, you must be less than age 80 on the Step-Up Date. If you are in the WB Plan, you must be less than age 76 on the Step-Up Date.

  Following your step-up election, the rider fee may be changed to an amount equal to the Secured Returns 2 fee charged on newly issued Contracts at that time. This fee may be higher than your current Secured Returns 2 fee as set forth below under "Cost of the Benefit." If we are no longer issuing new Contracts with the Secured Returns 2 Rider, then the rider fee after the step-up will be set by us, based upon current market conditions at the time of the step-up.

  If you elect to step-up your GLB amount, the term of your benefit under the AB Plan will change. Without a step-up, your benefit under the AB Plan will "mature" on the 10th Contract Anniversary (the date we credit your Account with any excess of your GLB amount over your Account Value or refund your Secured Returns 2 rider charges). After you make a step-up election, your benefit under the AB Plan will mature 10 years from the Step-Up Date. (See Example 2 in Appendix D.)

  If you have been receiving benefits under the WB Plan, a step-up may change your "maximum WB amount." After the step up, your "maximum WB amount" will become the greater of the current "maximum WB amount" and 7% of the new GLB amount. Note that, if you step-up in a particular Contract Year, any withdrawals previously made in that Contract Year are applied against your new "maximum WB amount." (See Example 8 in Appendix D.)

  At the time of a step-up, if your benefit is under the AB Plan, you can still change to the WB Plan at a later date, subject to the applicable age restrictions described above.

  Subsequent Purchase Payments After a Step-Up of GLB Amount

  Because Purchase Payments, under the WB Plan, are not allowed after your fourth Contract Anniversary, you must be participating in the AB Plan to make any Purchase Payments after a Step-Up. After your step-up election, any subsequent Purchase Payment will increase the GLB amount under your AB Plan by a specified percentage of the subsequent Purchase Payment. The percentage guaranteed depends upon "Step-Up Year" in which the Payment was made. (A "Step-Up Year" is the 365-day period (366, if a leap year) commencing on your Step-Up Date.) The example below illustrates how we determine the percentage guaranteed after a subsequent Purchase Payment:

  Assume you purchased a Contract on July 1, 2005, and elected to step-up your Contract on October 1, 2010. Under the AB Plan that you have elected, your benefit matures on October 1, 2020. For any subsequent Purchase Payments you make, your GLB amount will increase by the following percentages:

Step-Up Year	Payments Made Between	Percentage Guaranteed
1	10/02/10 - 10/01/11	100%
2	10/02/11 - 10/01/12	100%
3	10/02/12 - 10/01/13	85%
4	10/02/13 - 10/01/14	85%
5	10/02/14 - 10/01/15	85%
6	10/02/15 - 10/01/16	70%
7	10/02/16 - 10/01/17	70%
8	10/02/17 - 10/01/18	70%
9	10/02/18 - 10/01/19	60%
10	10/02/19 - 10/01/20	60%

  Thus, a subsequent Purchase Payment made on October 2, 2015, will provide only a 70% guarantee whereas a subsequent Purchase Payment made on October 1, 2015, will provide an 85% guarantee. (See Example 10 in Appendix D.)

  Renewal of the Secured Returns 2 Benefit

  If you elect to participate in the AB Plan and you remain in that Plan until it matures, you may elect to renew your participation in Secured Returns 2, provided that we are still offering the Benefit to new Owners. Upon renewal, the annual charge for participation in the Benefit will be extended under the terms and conditions applicable to new Owners at that time. If renewal in the Secured Returns 2 Benefit is not available, or is available but you make no election to renew your participation in the Benefit, all further benefits under the Benefit will be discontinued. We reserve the right to stop offering the optional Secured Returns 2 Benefit to new Owners. If we do so, renewals will no longer be available.

  Once you elect to participate in the WB Plan, you may not renew your participation in Secured Returns 2.

  Refund of Rider Charges under the AB Plan

  If your Contract remains in the AB Plan until it "matures" on the later of your 10th Contract Anniversary or 10 years from your last Step-Up Date, and the Account Value is greater than or equal to the GLB amount on the "maturity date," then we will refund the charges you have paid for Secured Return 2 ("Refund Amount") by crediting the Refund Amount to your Account Value. The Refund Amount will be allocated on a pro rata basis to the Designated Funds in which you are invested on such "maturity date." No refund of Secured Return 2 charges will be made if you change from the AB Plan to the WB Plan.

  Participant's Death Under the AB Plan

  If you die while participating in the AB Plan, all benefits and charges under Secured Returns 2 will automatically terminate when we receive Due Proof of Death, unless your surviving spouse is the sole Beneficiary. Your surviving spouse may elect to continue the Contract. If such election is made, the same Secured Returns 2 Benefit will apply. Your surviving spouse can elect the WB Plan at any time prior to the earliest of annuitization, the surviving spouse's 81st birthday, and the date the AB Plan is scheduled to "mature." If your surviving spouse does not elect the WB Plan, the AB Plan will continue on the same terms, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance" under "DEATH BENEFIT.) In all cases, the GLB amount will not reset upon your death, but the charges under Secured Returns 2 will be assessed against the enhanced Account Value.

  Participant's Death Under the WB Plan

  If you die while participating in the WB Plan and your surviving spouse, as the sole Beneficiary, elects to continue the Contract, Secured Returns 2 will continue on the same terms, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance" under "DEATH BENEFIT.") In such case, the GLB amount will not reset upon your death, but the charges under Secured Returns 2 will be assessed against the enhanced Account Value. In all other situations, the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Contract, or in the alternative, to receive the maximum WB amount on an annual basis until the remaining GLB amount has been exhausted.

  "APPENDIX D: SECURED RETURNS BENEFIT EXAMPLES" is replaced with the following Appendix:

  APPENDIX D

  SECURED RETURNS 2 BENEFIT EXAMPLES

  All of the following examples are based upon the assumption that you purchased a Contract on January 1, 2005 with an initial Purchase Payment of $100,000 and you selected the Secured Returns 2 Program. Your initial GLB amount equals your deposit amount of $100,000.

  EXAMPLE 1: Low investment performance; no WB election.
o

  Assume that you did not elect the WB plan at any time and that your Designated Funds have had low investment performance. Since your Account Value was below the GLB amount of $100,000 from January 1, 2010 through January 1, 2015, the step-up feature is not available.

o	Assume that on January 1, 2015, your Account Value is $85,000. Assume that your total rider charges to date are $4,625.
o	Since your Account Value is less than your GLB amount by $15,000, an amount equal to $15,000 will be deposited into your Contract ($100,000 - $85,000).
o	If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in the Program with a new GLB amount of $100,000 at the cost and terms available to new Owners.

  EXAMPLE 2: Low investment performance; no WB election, Step-up elected.
o

  Assume that you did not elect the WB plan at any time and that your Designated Funds have had low investment performance. However, assume that your Account Value was $150,000 on January 1, 2010. Since this amount is greater than your GLB amount, you may step-up to a new 10 year period, with a new GLB amount of $150,000. Assume that you do elect to step-up.

o

  Your new GMAB rider maturity date is now January 1, 2020 (ten years after the date of the step-up). Assume that on January 1, 2020, your Account Value is $130,000. Assume that your total rider charges to date are $10,125.

o	Since your Account Value is lower than your stepped-up GLB by $20,000, an amount equal to $20,000 will be deposited into your Contract ($150,000 - $130,000).
o	If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in the Program with a new GLB amount of $150,000 at the cost and terms available to new Owners.

  EXAMPLE 3: High investment performance; no WB election, Refund applies.
o

  Assume that you did not elect the WB plan at any time and that your Designated Funds have had high investment performance. Assume that your Account Value was $150,000 on January 1, 2010. Since this amount is greater than your GLB amount, you may step-up to a new 10-year period, with a new GLB amount of $150,000. Assume that you do not elect to step-up.

o	Assume that on January 1, 2015, your Account Value is $200,000. Assume that your total rider charges to date are $7,500.
o	Because your Account Value is greater than the GLB amount of $100,000, your account will be credited with the amount of your rider charges, increasing your Account Value to $207,500.
o	If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in the Program with a new GLB amount of $207,500 at the cost and terms available to new Owners.

  EXAMPLE 4: Low investment performance; WB election.
o	Assume that you elect the WB plan at the beginning of the second Contract Year and then choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 GLB amount, or $7,000).
o	On December 31, 2006, your GLB amount will be $93,000. Assume that, on this date, your Account Value is $91,000.
o

  On December 31, 2007, your GLB amount will be $86,000. Assume that, on this date, your Account Value is $80,000. The $7,000 withdrawals continue for seven more years. Assume that from January 1, 2010 through December 31, 2014, your Account Value is less than your remaining GLB amount. Therefore, the step-up feature is not available.

o	On December 31, 2014, your GLB amount will be $37,000. Assume that, on this date, your Account Value is $0.
o	These withdrawals of $7,000 continue until the GLB amount runs out in year 2020. At that time, Secured Returns 2 terminates and no renewal is available.

  EXAMPLE 5: High investment performance; WB election, Step-up elected.
o	Assume that you elect the WB plan at the beginning of the second Contract Year and then choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 GLB amount, or $7,000).
o	On December 31, 2006, your GLB amount will be $93,000. Assume that, on this date, your Account Value is $95,000.
o

  On December 31, 2007, your GLB amount will be $86,000. Assume that, on this date, your Account Value is $90,000. The $7,000 withdrawals continue for two more years. Assume that on January 1, 2010, your Account Value is $80,000 and your remaining GLB amount is $72,000. Since your Account Value is greater than your remaining GLB amount, you may step-up your GLB amount to $80,000. Assume you elect to step-up. Your maximum WB amount is calculated as 7% of $80,000 = $5,600. However, since this is less than your current maximum WB amount of $7,000, your maximum WB amount will remain at $7,000.

o	Assume you continue to withdraw $7,000 per year for four more years. On December 31, 2013, your GLB amount will be $52,000. Assume that, on this date, your Account Value is $56,000.
o	These $7,000 withdrawals continue. On December 31, 2020, the GLB amount equals $3,000. Assume that, on this date, your Account Value equals $20,000.
o

  Assume that you withdraw $3,000 on February 12, 2021. At this time, the GLB amount is exhausted and Secured Returns 2 terminates and the annual fee stops. However, because there is a remaining Account Value, the Contract continues. No Secured Returns 2 renewal is available.

  EXAMPLE 6: Withdrawals under the AB Plan; low investment performance.
o	Assume that you did not elect the WB plan at any time.
o	Assume that on January 1, 2006, you withdraw 10% of your Account Value of $110,000 (or $11,000). Your Account Value is now $99,000.
o	On January 1, 2006, your GLB amount will be reset to $90,000 (the previous GLB amount reduced proportional to the amount of Account Value withdrawn).
o	Assume you make no more withdrawals or deposits and that your Account Value on January 1, 2015 is $87,000. Assume that your total rider charges to date are $4,710.
o	Since your Account Value is less than your GLB amount by $3,000, an amount equal to $3,000 will be deposited into your Contract ($90,000 - $87,000).
o	If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in Secured Returns 2 with a new GLB amount of $90,000 at the cost and terms available to new Owners.

  EXAMPLE 7: Withdrawals under the WB Plan; low investment performance.
o

  Assume that you elect the WB plan at the beginning of your second Contract Year. The maximum WB amount would be $7,000 (i.e., 7% of the $100,000 GLB amount). However, assume no withdrawals are made. On July 1, 2006, assume that your Account Value is $95,000. The GLB amount is still $100,000, and the maximum WB amount is still $7,000.

o	Assume that you make a withdrawal of $5,000 on September 3, 2006. Your GLB amount is now $95,000. Assume that your Account Value is now $88,000.
o

  Assume that you make another withdrawal of $5,000 on April 5, 2007. This is now a new Contract Year, so the maximum WB amount has not been exceeded yet. Your GLB amount is now $90,000. Assume that your Account Value is now $80,000.

o

  Assume that you make another withdrawal of $5,000 on September 18, 2007. Your total withdrawals in the current Contract Year are now $10,000 and exceed the WB maximum of $7,000. Assume that your Account is $79,000 just before the withdrawal, and $74,000 just after the withdrawal.

o

  Because your withdrawals exceeded the maximum WB amount, your GLB amount is reduced to the lesser of your previous remaining GLB amount reduced dollar for dollar for the withdrawal ($90,000 - $5,000), and your current Account Value ($74,000). Therefore, your new GLB amount is $74,000. Your maximum WB amount is reduced so that the date on which the GLB expires will be the same date it would have expired had the maximum WB been withdrawn every year (i.e., ($90,000 - $2,000) / $7,000 = 12.57 years). Thus the new maximum WB amount becomes $5,887 ($74,000 / 12.57).

  EXAMPLE 8: Withdrawals under the WB Plan; high investment performance, Step-up elected.
o

  Assume that you elect the WB plan at the beginning of your second Contract Year. The maximum WB amount would be $7,000 (i.e., 7% of the $100,000 GLB amount). However, assume you make no withdrawals. On February 1, 2010, assume that your Account Value is $124,000. Since your Account Value is greater than your GLB amount, you may step-up your GLB amount to $124,000. Assume that you do not step-up. Your GLB amount is still $100,000, and the maximum WB amount is still $7,000.

o

  Assume that you make a withdrawal of $5,000 on March 3, 2010. Your GLB amount is now $95,000. Assume that your Account Value is now $120,000. Since your Account Value is greater than your remaining GLB amount, you may step-up your GLB amount to $120,000. Assume that you do step-up. Your maximum WB amount is calculated as 7% of $120,000 = $8,400. Since this is greater than your current maximum WB amount of $7,000, your maximum WB amount increases to $8,400.

o

  Assume that you wish to make another withdrawal on October 5, 2010. Because you have already withdrawn $5,000 in the current Contract Year, you can withdraw $3,400 ($8,400 - $5,000) without exceeding your WB maximum. Assume that you withdraw this $3,400. Your GLB amount is now $116,600 ($120,000 - $3,400). Assume that your Account Value is now $118,000.

o

  On January 2, 2011 you begin a new Contract Year. Therefore, you can withdraw $8,400 in this new Contract Year without exceeding your WB maximum. Assume that you do withdraw $8,400 in this Contract Year. On December 31, 2011, the GLB amount equals $108,200. Assume that, on this date, your Account Value equals $110,000.

o	Assume that you continue to withdraw $8,400 each Contract Year. On December 31, 2023, the GLB amount equals $7,400. Assume that, on this date, your Account Value equals $30,000.
o

  Assume that you withdraw $7,400 on March 12, 2024. At that time, the GLB amount is exhausted and Secured Returns 2 terminates and the annual fee stops. However, because there is a remaining Account Value, the Contract continues. No Secured Returns 2 renewal is available.

  EXAMPLE 9: Withdrawals with Sub-deposits under the AB Plan; low investment performance.
o	Assume that you did not elect the WB Plan at any time.
o	On June 1, 2010, you deposit an additional $80,000.
o	On June 1, 2010, your GLB amount is $168,000 [$100,000 + ($80,000 x 85%)]
o	Assume that, on June 1, 2011, you withdraw $40,000 and that your Account Value is $240,000 at this time. After the withdrawal, your Account Value is $200,000.
o	On June 1, 2011, your GLB amount is reset to $140,000. This equals the previous GLB amount reduced proportional to the amount of Account Value withdrawn, or $168,000 x [1 - (40,000/240,000)].
o	Assume you make no more withdrawals or deposits and that your Account Value on January 1, 2015, is $125,000. Assume that your total rider charges to date are $6,670.
o	Since your Account Value is less than your GLB amount by $15,000, an amount equal to $15,000 will be deposited into your Contract ($140,000 - $125,000).
o	If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in Secured Returns 2 with a new GLB amount of $140,000 at the cost and terms available to new Owners.

  EXAMPLE 10: Step-up and Sub-deposits under the AB Plan; high investment performance, Step-up elected, Refund applies.
o

  Assume that you did not elect the WB Plan at any time and that your Designated Funds had high investment performance. Assume that your Account Value is $150,000 on January 1, 2010. Since this amount is greater than your GLB amount, you may step-up to a new 10 year period, with a new GLB amount of $150,000. Assume that you do elect to step-up.

o	On June 1, 2011, you deposit an additional $80,000.
o

  On June 1, 2011, your GLB amount is $230,000 [$150,000 + ($80,000 x 100%)]. Since it has only been one year since the step-up was elected, the GLB amount is increased by 100% of the new deposit amount.

o

  Your new GMAB rider maturity date is now January 1, 2020 (ten years after the date of the step-up). Assume that on January 1, 2020 your Account Value is $280,000. Assume that your total rider charges to date are $15,130.

o	Because your Account Value is greater than the GLB amount of $230,000, your account will be credited with the amount of your rider charges, increasing your Account Value to $295,130.
o

  If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in the Secured Returns 2 with a new GLB amount of $295,130 at the cost and terms available to new Owners.

  EXAMPLE 11: Withdrawals with Sub-deposits under the WB Plan.
o	Assume that you elect the WB plan at the beginning of the second Contract Year and then choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 GLB amount, or $7,000).
o	On January 1, 2007, your GLB amount will be $93,000. Assume that, on this date, your Account Value is $91,000.
o	On January 6, 2007, you make an additional deposit of $50,000.
o	Your GLB amount is reset to $143,000 ($93,000 + $50,000).
o	Your maximum WB amount is reset to $10,500 [$7,000 + (7% x $50,000)].
o	Assume you increase your annual withdrawals to equal the maximum WB amount of $10,500.
o	On January 1, 2008, your GLB amount is $132,500 ($143,000 - $10,500). Assume that you make no additional deposits and the maximum WB amount is withdrawn annually.
o

  Assume that on January 1, 2016, your Account Value is $0. Your GLB amount will be $48,500 [$132,500 - ($10,500 x 8 years)]. Withdrawals of $10,500 will continue until the GLB amount runs out in year 2020. At that time, the Secured Returns 2 terminates and no Secured Returns 2 renewal is available.

  EXAMPLE 12: Calculation of Explicit Rider Charges.
o

  Assume that you did not elect the WB plan at any time. Assume that your Account Value increases at an annual rate of 5% per year throughout the next ten years. Also assume that you do not elect to step-up at any time.

o

  On March 31, 2005, your Account Value before the charge for Secured Returns 2 is taken is $101,196.79. The charge deducted on March 31, 2005 is $126.50 ($101,196.79 x .00125). Therefore, your ending Account Value on March 31, 2005 is $101,070.29 ($101,196.79 - $126.50).

o

  On June 30, 2005, your Account Value before the charge for Secured Returns 2 is taken is $102,307.23. The fee deducted on June 30, 2005 is $127.88 ($102,307.23 x .00125). Therefore, your ending Account Value on June 30, 2005 is $102,179.35 ($102,307.23 - $127.88).

o

  On September 30, 2005, your Account Value before the charge for Secured Returns 2 is taken is $103,443.69. The fee deducted on September 30, 2005 is $129.30 ($103,443.69 x .00125). Therefore, your ending Account Value on September 30, 2005 is $103,314.38 ($103,443.69 - $129.30).

o

  This pattern continues until the maturity date for your Benefit of January 1, 2015. On that date, your Account will be credited with a payment. If your current Account Value is less than your current GLB amount, then your Account will be credited with the difference between these two amounts. If your current Account Value is greater than your current GLB amount, then your Account will be credited with the sum of all of Secured Returns 2 charges that have been made. Note that if Secured Returns 2 was revoked or cancelled before the maturity date for your Benefit of January 1, 2015, then no Secured Returns 2 credit will be made to your Account.

o

  If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in Secured Returns 2 with a new GLB amount equal to the ending January 1, 2015 Account Value at the cost and terms available to new Owners.

  The information in this prospectus supplement is not complete and may be changed. We may not sell these securities until the amendment to the registration statement filed with the Securities and Exchange Commission is effective. This prospectus supplement is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

  SUPPLEMENT DATED JULY 27, 2004

  TO

  PROSPECTUS DATED APRIL 30, 2004

  COLUMBIA ALL-STAR NY

  Effective September 7, 2004, an enhanced optional living benefit rider, "Secured Returns 2 Benefit," is available on all Contracts issued by the Prospectuses after the "date of availability." For purposes of this supplement, the "date of availability" is the later of September 7, 2004, or the date Secured Returns 2 is available for sale in New York. On all Contracts issued after the date of availability, the Prospectuses are amended as described below. On all Contracts issued before the date of availability, the current disclosure describing the Secured Returns Benefit is not amended, unless you elect to replace your Secured Returns Benefit with the Secured Returns 2 Benefit as described below under "Availability". To see whether the enhanced rider is available for sale in New York, contact your sales representative or call 1-800-447-7569.

  Under the heading "PRODUCT HIGHLIGHTS," the section entitled "Optional Living Benefit Rider: Secured Returns Benefit" is replaced by the following disclosure:

  Optional Living Benefit Rider: Secured Returns 2 Benefit

  The Secured Returns 2 Benefit ("Secured Returns 2") guarantees a return of your initial Purchase Payment plus portions of your subsequent Purchase Payments (adjusted for withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed is known as the "GLB amount." You may choose to receive your Secured Returns 2 Benefit under one of two plans. Under the terms of the Guaranteed Minimum Accumulation Benefit Plan, on your 10th Contract Anniversary, or some later date if you choose to "step-up" your GLB amount, we will credit your Account Value with any excess of your GLB amount over your Account Value after the application of any other Contract transactions. (A step-up of the GLB amount to your current Account Value may be made any time after your fifth Contract Anniversary.) Under this Plan, if your Account Value is greater than or equal to your GLB amount on the date the Plan matures, we will refund the charges you paid for the Benefit. Under the terms of the Guaranteed Minimum Withdrawal Benefit Plan, you may withdraw up to a set dollar amount from your Account Value each year until your GLB amount equals zero. The Secured Returns 2 Benefit is available only if you are age 79 or younger on the Open Date. If you annuitize, this Benefit terminates.

  Under the heading "FEES AND EXPENSES," the second table, describing the periodic account fees, is replaced with the following disclosure:

  The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Annual Account Fee	$ 30*

  Variable Account Annual Expenses

  (as a percentage of net Variable Account assets)**
Mortality and Expense Risks Charge:	1.50%***
Administrative Expenses Charge:	0.15%
Distribution Fee:	0.20%

Total Variable Account Annual Expenses (without optional benefits):	1.85%

  Charges for Optional Features
Maximum Charge for Optional Death Benefit Rider (MAV) +:	0.20%
Maximum Charge for Optional Living Benefit Rider (Secured Returns 2):	0.50%++

Total Variable Account Annual Expenses with Maximum Charge for Optional Death Benefit and Living Benefit Riders:	2.55%++
*	The Annual Account Fee is waived on Contracts greater than $100,000 in value on your Contract Anniversary. (See "Account Fee.")

**

  All of the Variable Account Annual Expenses, except for the charges for the Optional Living Benefit Rider, are assessed as a percentage of Average daily net Variable Account expenses. The charge for the Optional Living Benefit Rider is assessed on a quarterly basis at a rate of 0.125% of your Account Value (an annual rate of 0.50%).

***

  If you are age 75 or younger on the Open Date, the mortality and expense risks charge will be 1.30% of average daily net Variable Account assets. After annuitization, the sum of the mortality and expense risks charge, the administrative expenses charge, and the distribution fee will never be greater than 1.65% of average daily net Variable Account assets, regardless of your age on the Open Date. (See "Mortality and Expense Risks Charge.")

+	The optional death benefit rider, know as the Maximum Account Anniversary Value rider ("MAV"), is described in detail under "Death Benefit."
++	The charge for the Optional Living Benefit can increase at the time of a step-up to an amount equal to the rider fee imposed on newly issued Contracts at that time.

  The third paragraph under the heading "EXAMPLE" is replaced with the following:

  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$ 1,347	$ 2,488	$ 3,102	$ 5,988
(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$ 638	$ 1,888	$ 3,102	$ 5,988

  Under the heading "CONTRACT EXPENSES," the section entitled "Charges for Optional Death Benefit Riders is replaced with the following disclosure:

  Charges for Optional Benefit Riders

  If you elect the Secured Returns 2 Benefit, we will deduct a specific charge from your Account Value on the last day of the Account Quarter. ("Account Quarters" are defined as three-month periods, with the first Account Quarter beginning on your Issue Date.) The charge per year is equal to 0.50% of your Account Value. See "Cost of the Benefit" under "Optional Living Benefit Rider: Secured Returns 2."

  If you elect the optional death benefit rider, we will deduct, during the Accumulation Phase, a charge from the assets of the Variable Account equal to 0.20% of the average daily value of your Contract.

  The disclosure under the heading "OPTIONAL LIVING BENEFIT RIDER: SECURED RETURNS BENEFIT," is replaced with the following disclosure:

  OPTIONAL LIVING BENEFIT RIDER: SECURED RETURNS 2 BENEFIT

  The Secured Returns 2 Benefit ("Benefit" or "Secured Returns 2") guarantees a return of your Purchase Payments (adjusted for subsequent Purchase Payments and withdrawals), regardless of the investment performance of the underlying funds, provided that you comply with certain Benefit requirements. The amount guaranteed, known as the "Guaranteed Living Benefit amount" or the "GLB amount," can be greater than or less than your Account Value. All Benefits and charges under Secured Returns 2 terminate upon annuitization.

  If you elect Secured Returns 2, you may choose to receive your Benefit under one of two plans: the Guaranteed Minimum Accumulation Benefit ("AB") Plan or the Guaranteed Minimum Withdrawal Benefit ("WB") Plan.

  If you elect Secured Returns 2, you are automatically enrolled in the AB Plan. After your first Contract Anniversary, you may elect instead to receive your Benefit under the WB Plan, provided that you make the election prior to the earliest of your 76th birthday, the date you annuitize, and the date your AB Plan matures. Once you elect to participate in the WB Plan, you may not change your election back to the AB Plan. If you do not specifically elect the WB Plan, you will be deemed to have elected to remain in the AB Plan.

  Tax Issues

  If your Contract is a Qualified Contract, required minimum distributions under the Internal Revenue Code may significantly affect the value of the Secured Returns 2 Benefit to you. If your Contract is a Non-Qualified Contract, it is possible that the election of Secured Returns 2 might increase the taxable portion of any withdrawal you make from the Contract.

  Please refer to "Tax Considerations - Impact of Optional Death Benefit and Secured Return Benefit 2 Riders" for more information regarding these and other tax issues that you should consider before electing to participate in Secured Returns 2.

  Guaranteed Minimum Accumulation Benefit ("AB") Plan

  Under the terms of the AB Plan, on your 10th Contract Anniversary, we will credit your Account Value with any excess of your GLB amount over your Account Value after the application of any other Contract transactions. Any such amount will be allocated on a pro rata basis to all Designated Funds (defined below under "Availability") in which you are invested at that time. Your GLB amount is equal to the sum of 100% of your initial Purchase Payment plus a specified percentage of any subsequent Purchase Payments, adjusted in amount for partial withdrawals. One or more subsequent Purchase Payments during the 10-year period will not restart the 10-year period. For each subsequent Purchase Payment after the second Contract Anniversary, we will guarantee the return of less than 100% of the Purchase depending upon the Contract Year in which it was made, as follows:
Contract Year in which Purchase Payment was made	Percentage guaranteed
1-2	100%
3-5	85%
6-8	70%
9-10	60%

  For examples of how we calculate benefits under the AB Plan, see Examples 1 and 3 in Appendix D. Note that the timing and amount of subsequent Purchase Payments may affect the total Secured Returns 2 Benefit.

  If you remain in the AB Plan until it matures, you may also be entitled to a refund of the charges you paid for the Secured Returns 2 Benefit. (See "Refund of Rider Charges under the AB Plan.")

  Guaranteed Minimum Withdrawal Benefit ("WB") Plan

  Under the terms of the WB Plan, you may withdraw up to a set dollar amount from your Account Value each year until your GLB amount equals zero. This set dollar amount, or "maximum WB amount," is equal to 7% of the GLB amount on the date you elect to participate in the WB Plan. You are not required to make any withdrawals after you have elected the WB Plan; however, if you withdraw more than the maximum WB amount in any Contract Year, your remaining GLB amount may be adversely affected. (See "Withdrawals Under the Secured Returns 2 Benefit.") Any subsequent Purchase Payments made after you have elected the WB Plan, and before your fourth Contract Anniversary, will increase your GLB amount by 100% of such subsequent Purchase Payment. Your maximum WB amount will increase by 7% of such subsequent Purchase Payment. After your fourth Contract Anniversary, you may not make any additional Purchase Payments if you have elected the WB Plan.

  For examples of how we calculate benefits under the WB Plan, see Examples 4 and 5 in Appendix D.

  Availability

  Secured Returns 2 is available only if you are age 79 or younger on the Open Date. If you choose to participate in the Benefit, you must make your election no later than your Issue Date. You may combine the Benefit with the MAV optional death benefit rider. Upon annuitization, Secured Returns 2 and the elected optional death benefit rider automatically terminate.

  To participate in Secured Returns 2, all of your Account Value must be invested in one or more of the "Designated Funds" during the entire term of the plan: a 10-year period under the AB Plan or, if you elected the WB Plan, until the GLB amount is exhausted. Your application lists the only Funds and asset allocation models that currently qualify as "Designated Funds." We reserve the right to change the available Designated Funds on new and existing Contracts without prior notice. Any time there is a change, your Account Value will remain in the current Designated Funds, but future transfers or Purchase Payments may be allocated only to the Designated Funds then available.

  If you purchased the Secured Returns Benefit ("current rider") prior to the later of September 7, 2004, or the date Secured Returns 2 is available for sale in New York, then you may elect to replace your current rider with Secured Returns 2. If you choose to participate in Secured Returns 2, you must notify us of your decision to replace your current rider with Secured Returns 2 within the later of December 31, 2004, and the date Secured Returns 2 is available for sale in New York. Your GLB amount will not change when you replace your current rider. After you replace your current rider with Secured Returns 2, the following terms and conditions will apply to Secured Returns 2:

o

  Charges for Secured Returns 2 will commence on the first "Account Quarter" (defined below under "Cost of the Benefit") following the date we receive your notification to participate in Secured Returns 2 ("Notification Date"), and will be applied on a pro rata basis starting from the Notification Date.

o	All benefits provided under Secured Returns 2 will commence on the Notification Date.

o	Any refund of rider charges (described below) will only apply to charges paid after the Notification Date. You will not receive any refund of charges paid for the current rider.

o

  The time period for measuring the duration of your Secured Returns 2 Benefit will be based upon your Contract's Issue Date. For example, if you choose to exchange your current rider for Secured Returns 2 twelve months after your Issue Date, your AB Plan will mature in nine years.

o

  If you were participating in the WB Plan on the Notification Date, then you remain in the WB Plan after you replace your current rider with Secured Returns 2. If you were participating in the AB Plan on the Notification Date, you may not elect to participate in the WB Plan until after your first Account Anniversary.

  Cost of the Benefit

  Unlike other Contract charges, the charge for Secured Returns 2 will not be calculated as a percentage of average daily net assets as described under "Variable Accumulation Unit Value." Instead, the charge for the Benefit will be made as a specific deduction from the Account Value, taken on the last valuation day of the Account Quarter. ("Account Quarters" are defined as three-month periods, with the first Account Quarter beginning on your Issue Date.) The charge per year is equal to 0.50% of your Account Value. The quarterly charge will be determined by multiplying the Account Value at the end of the Account Quarter by 0.00125. (See Example 12 in Appendix D.) The specific amount of the quarterly charge will be reflected on your quarterly account statement. We will continue to deduct this charge until you annuitize or your Secured Returns 2 Benefit expires or is revoked. Cancellation of the Benefit (caused by a transfer out of the Designated Funds or a Purchase Payment allocation to a non-Designated Fund) will not terminate the charge, until the 7th Contract Anniversary. (See "Cancellation of the Secured Returns 2 Benefit.")

  Withdrawals Under the Secured Returns 2 Benefit

  All withdrawals under Secured Returns 2 are subject to withdrawal charges if they are in excess of the annual free withdrawal amount. (See "Free Withdrawal Amount" under "Withdrawal Charge.")

  In addition, if you have elected Secured Returns 2, but have not yet elected to participate in the WB Plan, any withdrawals you make will reduce the GLB amount proportionally to the amount of Account Value withdrawn. To calculate the GLB amount after a partial withdrawal under the AB Plan, we multiply the GLB amount immediately before the withdrawal by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See Examples 6 and 9 in Appendix D.)

  Once you have elected to participate in the WB Plan, withdrawals of no more than the maximum WB amount will reduce the remaining GLB amount dollar for dollar. If you are participating in the WB Plan and you withdraw, in any one Contract Year, more than the current maximum WB amount, the remaining GLB amount will be reduced to equal the lesser of:
(a)	your previous remaining GLB amount reduced dollar for dollar by the amount of the withdrawal, or

(b)	your Account Value.

  If (b), above, is less than (a), then your maximum WB amount will be reduced so that the new GLB amount will expire on the same date it would have had the maximum WB amount been withdrawn every year thereafter. (See Example 7 in Appendix D.)

  You should be aware that a withdrawal in excess of the maximum WB amount might significantly reduce your Secured Returns 2 Benefits if your Account Value is less than the GLB amount. In all cases, the value you will receive upon a full withdrawal, or "surrender" of your Contract, will be your Contract's Surrender Value and not the GLB amount.

  The maximum WB amount is not cumulative. That is to say, if you withdraw less than the maximum WB amount in any one Contract Year, you cannot add that unused portion to withdrawals made in future years to exceed the maximum WB amount.

  Under the WB Plan, your Secured Returns 2 benefits will continue until your GLB amount is reduced to zero, even if your Account Value drops to zero. If your Account Value drops to zero, no subsequent Purchase Payment will be accepted and no death benefit will be payable. We will however, continue to pay the maximum WB amount each Contract Year while you are alive until the remaining GLB amount has been exhausted.

  For examples showing how withdrawals affect your benefits under Secured Returns 2, see Examples 6, 7, 9 and 11 in Appendix D.

  Cancellation of the Secured Returns 2 Benefit

  Transfers among the Designated Funds are permitted as described under "Transfer Privilege." If however you transfer some or all of your Account Value out of the Designated Funds into another investment option offered under your Contract, the Secured Returns 2 Benefit will be automatically cancelled. Likewise, if you allocate one or more subsequent Purchase Payments to an investment option other than one of the Designated Funds, the Secured Returns 2 Benefit will be cancelled. Once the Benefit has been canceled, it cannot be reinstated. After the cancellation of the Benefit, you will continue to pay the charge for the Benefit until your 7th Contract Anniversary.

  Revocation of the Secured Returns 2 Benefit

  Anytime after your 7th Contract Anniversary, you may revoke Secured Returns 2. Once revoked, Secured Returns 2 may not be reinstated. After Secured Returns 2 has been revoked, all benefits and charges will end.

  Step-Up of GLB Amount

  After your fifth Contract Anniversary, you may elect to increase the GLB amount to your then current Account Value. Currently, this step-up election may be made on any day after your fifth Contract Anniversary. (We reserve the right to require step-up elections to occur only within 30 days following the fifth or any subsequent Contract Anniversary.) On the day we receive your step-up election notice in good order (the "Step-Up Date"), we will increase your GLB amount to an amount equal to your Account Value on the Step-Up Date. If you elect to step-up your GLB amount, at least 5 full years from the Step-Up Date must pass before you can elect another step-up. You can only elect to step-up the GLB amount if the current Account Value is greater than the current GLB amount. If you are in the AB Plan, you must be less than age 80 on the Step-Up Date. If you are in the WB Plan, you must be less than age 76 on the Step-Up Date.

  Following your step-up election, the rider fee may be changed to an amount equal to the Secured Returns 2 fee charged on newly issued Contracts at that time. This fee may be higher than your current Secured Returns 2 fee as set forth below under "Cost of the Benefit." If we are no longer issuing new Contracts with the Secured Returns 2 Rider, then the rider fee after the step-up will be set by us, based upon current market conditions at the time of the step-up.

  If you elect to step-up your GLB amount, the term of your benefit under the AB Plan will change. Without a step-up, your benefit under the AB Plan will "mature" on the 10th Contract Anniversary (the date we credit your Account with any excess of your GLB amount over your Account Value or refund your Secured Returns 2 rider charges). After you make a step-up election, your benefit under the AB Plan will mature 10 years from the Step-Up Date. (See Example 2 in Appendix D.)

  If you have been receiving benefits under the WB Plan, a step-up may change your "maximum WB amount." After the step up, your "maximum WB amount" will become the greater of the current "maximum WB amount" and 7% of the new GLB amount. Note that, if you step-up in a particular Contract Year, any withdrawals previously made in that Contract Year are applied against your new "maximum WB amount." (See Example 8 in Appendix D.)

  At the time of a step-up, if your benefit is under the AB Plan, you can still change to the WB Plan at a later date, subject to the applicable age restrictions described above.

  Subsequent Purchase Payments After a Step-Up of GLB Amount

  Because Purchase Payments, under the WB Plan, are not allowed after your fourth Contract Anniversary, you must be participating in the AB Plan to make any Purchase Payments after a Step-Up. After your step-up election, any subsequent Purchase Payment will increase the GLB amount under your AB Plan by a specified percentage of the subsequent Purchase Payment. The percentage guaranteed depends upon "Step-Up Year" in which the Payment was made. (A "Step-Up Year" is the 365-day period (366, if a leap year) commencing on your Step-Up Date.) The example below illustrates how we determine the percentage guaranteed after a subsequent Purchase Payment:

  Assume you purchased a Contract on July 1, 2005, and elected to step-up your Contract on October 1, 2010. Under the AB Plan that you have elected, your benefit matures on October 1, 2020. For any subsequent Purchase Payments you make, your GLB amount will increase by the following percentages:

Step-Up Year	Payments Made Between	Percentage Guaranteed
1	10/02/10 - 10/01/11	100%
2	10/02/11 - 10/01/12	100%
3	10/02/12 - 10/01/13	85%
4	10/02/13 - 10/01/14	85%
5	10/02/14 - 10/01/15	85%
6	10/02/15 - 10/01/16	70%
7	10/02/16 - 10/01/17	70%
8	10/02/17 - 10/01/18	70%
9	10/02/18 - 10/01/19	60%
10	10/02/19 - 10/01/20	60%

  Thus, a subsequent Purchase Payment made on October 2, 2015, will provide only a 70% guarantee whereas a subsequent Purchase Payment made on October 1, 2015, will provide an 85% guarantee. (See Example 10 in Appendix D.)

  Renewal of the Secured Returns 2 Benefit

  If you elect to participate in the AB Plan and you remain in that Plan until it matures, you may elect to renew your participation in Secured Returns 2, provided that we are still offering the Benefit to new Owners. Upon renewal, the annual charge for participation in the Benefit will be extended under the terms and conditions applicable to new Owners at that time. If renewal in the Secured Returns 2 Benefit is not available, or is available but you make no election to renew your participation in the Benefit, all further benefits under the Benefit will be discontinued. We reserve the right to stop offering the optional Secured Returns 2 Benefit to new Owners. If we do so, renewals will no longer be available.

  Once you elect to participate in the WB Plan, you may not renew your participation in Secured Returns 2.

  Refund of Rider Charges under the AB Plan

  If your Contract remains in the AB Plan until it "matures" on the later of your 10th Contract Anniversary or 10 years from your last Step-Up Date, and the Account Value is greater than or equal to the GLB amount on the "maturity date," then we will refund the charges you have paid for Secured Return 2 ("Refund Amount") by crediting the Refund Amount to your Account Value. The Refund Amount will be allocated on a pro rata basis to the Designated Funds in which you are invested on such "maturity date." No refund of Secured Return 2 charges will be made if you change from the AB Plan to the WB Plan.

  Participant's Death Under the AB Plan

  If you die while participating in the AB Plan, all benefits and charges under Secured Returns 2 will automatically terminate when we receive Due Proof of Death, unless your surviving spouse is the sole Beneficiary. Your surviving spouse may elect to continue the Contract. If such election is made, the same Secured Returns 2 Benefit will apply. Your surviving spouse can elect the WB Plan at any time prior to the earliest of annuitization, the surviving spouse's 81st birthday, and the date the AB Plan is scheduled to "mature." If your surviving spouse does not elect the WB Plan, the AB Plan will continue on the same terms, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance" under "DEATH BENEFIT.) In all cases, the GLB amount will not reset upon your death, but the charges under Secured Returns 2 will be assessed against the enhanced Account Value.

  Participant's Death Under the WB Plan

  If you die while participating in the WB Plan and your surviving spouse, as the sole Beneficiary, elects to continue the Contract, Secured Returns 2 will continue on the same terms, for your surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance" under "DEATH BENEFIT.") In such case, the GLB amount will not reset upon your death, but the charges under Secured Returns 2 will be assessed against the enhanced Account Value. In all other situations, the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Contract, or in the alternative, to receive the maximum WB amount on an annual basis until the remaining GLB amount has been exhausted.

  "APPENDIX D: SECURED RETURNS BENEFIT EXAMPLES" is replaced with the following Appendix:

APPENDIX D

SECURED RETURNS 2 BENEFIT EXAMPLES

All of the following examples are based upon the assumption that you purchased a Contract on January 1, 2005 with an initial Purchase Payment of $100,000 and you selected the Secured Returns 2 Program. Your initial GLB amount equals your deposit amount of $100,000.

EXAMPLE 1: Low investment performance; no WB election.
o

Assume that you did not elect the WB plan at any time and that your Designated Funds have had low investment performance. Since your Account Value was below the GLB amount of $100,000 from January 1, 2010 through January 1, 2015, the step-up feature is not available.

o	Assume that on January 1, 2015, your Account Value is $85,000. Assume that your total rider charges to date are $4,625.
o	Since your Account Value is less than your GLB amount by $15,000, an amount equal to $15,000 will be deposited into your Contract ($100,000 - $85,000).
o	If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in the Program with a new GLB amount of $100,000 at the cost and terms available to new Owners.

EXAMPLE 2: Low investment performance; no WB election, Step-up elected.
o

Assume that you did not elect the WB plan at any time and that your Designated Funds have had low investment performance. However, assume that your Account Value was $150,000 on January 1, 2010. Since this amount is greater than your GLB amount, you may step-up to a new 10 year period, with a new GLB amount of $150,000. Assume that you do elect to step-up.

o

Your new GMAB rider maturity date is now January 1, 2020 (ten years after the date of the step-up). Assume that on January 1, 2020, your Account Value is $130,000. Assume that your total rider charges to date are $10,125.

o	Since your Account Value is lower than your stepped-up GLB by $20,000, an amount equal to $20,000 will be deposited into your Contract ($150,000 - $130,000).
o	If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in the Program with a new GLB amount of $150,000 at the cost and terms available to new Owners.

EXAMPLE 3: High investment performance; no WB election, Refund applies.
o

Assume that you did not elect the WB plan at any time and that your Designated Funds have had high investment performance. Assume that your Account Value was $150,000 on January 1, 2010. Since this amount is greater than your GLB amount, you may step-up to a new 10-year period, with a new GLB amount of $150,000. Assume that you do not elect to step-up.

o	Assume that on January 1, 2015, your Account Value is $200,000. Assume that your total rider charges to date are $7,500.
o	Because your Account Value is greater than the GLB amount of $100,000, your account will be credited with the amount of your rider charges, increasing your Account Value to $207,500.
o	If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in the Program with a new GLB amount of $207,500 at the cost and terms available to new Owners.

EXAMPLE 4: Low investment performance; WB election.
o	Assume that you elect the WB plan at the beginning of the second Contract Year and then choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 GLB amount, or $7,000).
o	On December 31, 2006, your GLB amount will be $93,000. Assume that, on this date, your Account Value is $91,000.
o

On December 31, 2007, your GLB amount will be $86,000. Assume that, on this date, your Account Value is $80,000. The $7,000 withdrawals continue for seven more years. Assume that from January 1, 2010 through December 31, 2014, your Account Value is less than your remaining GLB amount. Therefore, the step-up feature is not available.

o	On December 31, 2014, your GLB amount will be $37,000. Assume that, on this date, your Account Value is $0.
o	These withdrawals of $7,000 continue until the GLB amount runs out in year 2020. At that time, Secured Returns 2 terminates and no renewal is available.

EXAMPLE 5: High investment performance; WB election, Step-up elected.
o	Assume that you elect the WB plan at the beginning of the second Contract Year and then choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 GLB amount, or $7,000).
o	On December 31, 2006, your GLB amount will be $93,000. Assume that, on this date, your Account Value is $95,000.
o

On December 31, 2007, your GLB amount will be $86,000. Assume that, on this date, your Account Value is $90,000. The $7,000 withdrawals continue for two more years. Assume that on January 1, 2010, your Account Value is $80,000 and your remaining GLB amount is $72,000. Since your Account Value is greater than your remaining GLB amount, you may step-up your GLB amount to $80,000. Assume you elect to step-up. Your maximum WB amount is calculated as 7% of $80,000 = $5,600. However, since this is less than your current maximum WB amount of $7,000, your maximum WB amount will remain at $7,000.

o	Assume you continue to withdraw $7,000 per year for four more years. On December 31, 2013, your GLB amount will be $52,000. Assume that, on this date, your Account Value is $56,000.
o	These $7,000 withdrawals continue. On December 31, 2020, the GLB amount equals $3,000. Assume that, on this date, your Account Value equals $20,000.
o

Assume that you withdraw $3,000 on February 12, 2021. At this time, the GLB amount is exhausted and Secured Returns 2 terminates and the annual fee stops. However, because there is a remaining Account Value, the Contract continues. No Secured Returns 2 renewal is available.

EXAMPLE 6: Withdrawals under the AB Plan; low investment performance.
o	Assume that you did not elect the WB plan at any time.
o	Assume that on January 1, 2006, you withdraw 10% of your Account Value of $110,000 (or $11,000). Your Account Value is now $99,000.
o	On January 1, 2006, your GLB amount will be reset to $90,000 (the previous GLB amount reduced proportional to the amount of Account Value withdrawn).
o	Assume you make no more withdrawals or deposits and that your Account Value on January 1, 2015 is $87,000. Assume that your total rider charges to date are $4,710.
o	Since your Account Value is less than your GLB amount by $3,000, an amount equal to $3,000 will be deposited into your Contract ($90,000 - $87,000).
o	If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in Secured Returns 2 with a new GLB amount of $90,000 at the cost and terms available to new Owners.

EXAMPLE 7: Withdrawals under the WB Plan; low investment performance.
o

Assume that you elect the WB plan at the beginning of your second Contract Year. The maximum WB amount would be $7,000 (i.e., 7% of the $100,000 GLB amount). However, assume no withdrawals are made. On July 1, 2006, assume that your Account Value is $95,000. The GLB amount is still $100,000, and the maximum WB amount is still $7,000.

o	Assume that you make a withdrawal of $5,000 on September 3, 2006. Your GLB amount is now $95,000. Assume that your Account Value is now $88,000.
o

Assume that you make another withdrawal of $5,000 on April 5, 2007. This is now a new Contract Year, so the maximum WB amount has not been exceeded yet. Your GLB amount is now $90,000. Assume that your Account Value is now $80,000.

o

Assume that you make another withdrawal of $5,000 on September 18, 2007. Your total withdrawals in the current Contract Year are now $10,000 and exceed the WB maximum of $7,000. Assume that your Account is $79,000 just before the withdrawal, and $74,000 just after the withdrawal.

o

Because your withdrawals exceeded the maximum WB amount, your GLB amount is reduced to the lesser of your previous remaining GLB amount reduced dollar for dollar for the withdrawal ($90,000 - $5,000), and your current Account Value ($74,000). Therefore, your new GLB amount is $74,000. Your maximum WB amount is reduced so that the date on which the GLB expires will be the same date it would have expired had the maximum WB been withdrawn every year (i.e., ($90,000 - $2,000) / $7,000 = 12.57 years). Thus the new maximum WB amount becomes $5,887 ($74,000 / 12.57).

EXAMPLE 8: Withdrawals under the WB Plan; high investment performance, Step-up elected.
o

Assume that you elect the WB plan at the beginning of your second Contract Year. The maximum WB amount would be $7,000 (i.e., 7% of the $100,000 GLB amount). However, assume you make no withdrawals. On February 1, 2010, assume that your Account Value is $124,000. Since your Account Value is greater than your GLB amount, you may step-up your GLB amount to $124,000. Assume that you do not step-up. Your GLB amount is still $100,000, and the maximum WB amount is still $7,000.

o

Assume that you make a withdrawal of $5,000 on March 3, 2010. Your GLB amount is now $95,000. Assume that your Account Value is now $120,000. Since your Account Value is greater than your remaining GLB amount, you may step-up your GLB amount to $120,000. Assume that you do step-up. Your maximum WB amount is calculated as 7% of $120,000 = $8,400. Since this is greater than your current maximum WB amount of $7,000, your maximum WB amount increases to $8,400.

o

Assume that you wish to make another withdrawal on October 5, 2010. Because you have already withdrawn $5,000 in the current Contract Year, you can withdraw $3,400 ($8,400 - $5,000) without exceeding your WB maximum. Assume that you withdraw this $3,400. Your GLB amount is now $116,600 ($120,000 - $3,400). Assume that your Account Value is now $118,000.

o

On January 2, 2011 you begin a new Contract Year. Therefore, you can withdraw $8,400 in this new Contract Year without exceeding your WB maximum. Assume that you do withdraw $8,400 in this Contract Year. On December 31, 2011, the GLB amount equals $108,200. Assume that, on this date, your Account Value equals $110,000.

o	Assume that you continue to withdraw $8,400 each Contract Year. On December 31, 2023, the GLB amount equals $7,400. Assume that, on this date, your Account Value equals $30,000.
o

Assume that you withdraw $7,400 on March 12, 2024. At that time, the GLB amount is exhausted and Secured Returns 2 terminates and the annual fee stops. However, because there is a remaining Account Value, the Contract continues. No Secured Returns 2 renewal is available.

EXAMPLE 9: Withdrawals with Sub-deposits under the AB Plan; low investment performance.
o	Assume that you did not elect the WB Plan at any time.
o	On June 1, 2010, you deposit an additional $80,000.
o	On June 1, 2010, your GLB amount is $168,000 [$100,000 + ($80,000 x 85%)]
o	Assume that, on June 1, 2011, you withdraw $40,000 and that your Account Value is $240,000 at this time. After the withdrawal, your Account Value is $200,000.
o	On June 1, 2011, your GLB amount is reset to $140,000. This equals the previous GLB amount reduced proportional to the amount of Account Value withdrawn, or $168,000 x [1 - (40,000/240,000)].
o	Assume you make no more withdrawals or deposits and that your Account Value on January 1, 2015, is $125,000. Assume that your total rider charges to date are $6,670.
o	Since your Account Value is less than your GLB amount by $15,000, an amount equal to $15,000 will be deposited into your Contract ($140,000 - $125,000).
o	If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in Secured Returns 2 with a new GLB amount of $140,000 at the cost and terms available to new Owners.

EXAMPLE 10: Step-up and Sub-deposits under the AB Plan; high investment performance, Step-up elected, Refund applies.
o

Assume that you did not elect the WB Plan at any time and that your Designated Funds had high investment performance. Assume that your Account Value is $150,000 on January 1, 2010. Since this amount is greater than your GLB amount, you may step-up to a new 10 year period, with a new GLB amount of $150,000. Assume that you do elect to step-up.

o	On June 1, 2011, you deposit an additional $80,000.
o

On June 1, 2011, your GLB amount is $230,000 [$150,000 + ($80,000 x 100%)]. Since it has only been one year since the step-up was elected, the GLB amount is increased by 100% of the new deposit amount.

o

Your new GMAB rider maturity date is now January 1, 2020 (ten years after the date of the step-up). Assume that on January 1, 2020 your Account Value is $280,000. Assume that your total rider charges to date are $15,130.

o	Because your Account Value is greater than the GLB amount of $230,000, your account will be credited with the amount of your rider charges, increasing your Account Value to $295,130.
o

If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in the Secured Returns 2 with a new GLB amount of $295,130 at the cost and terms available to new Owners.

EXAMPLE 11: Withdrawals with Sub-deposits under the WB Plan.
o	Assume that you elect the WB plan at the beginning of the second Contract Year and then choose to systematically withdraw the maximum WB amount (i.e., 7% of the $100,000 GLB amount, or $7,000).
o	On January 1, 2007, your GLB amount will be $93,000. Assume that, on this date, your Account Value is $91,000.
o	On January 6, 2007, you make an additional deposit of $50,000.
o	Your GLB amount is reset to $143,000 ($93,000 + $50,000).
o	Your maximum WB amount is reset to $10,500 [$7,000 + (7% x $50,000)].
o	Assume you increase your annual withdrawals to equal the maximum WB amount of $10,500.
o	On January 1, 2008, your GLB amount is $132,500 ($143,000 - $10,500). Assume that you make no additional deposits and the maximum WB amount is withdrawn annually.
o

Assume that on January 1, 2016, your Account Value is $0. Your GLB amount will be $48,500 [$132,500 - ($10,500 x 8 years)]. Withdrawals of $10,500 will continue until the GLB amount runs out in year 2020. At that time, the Secured Returns 2 terminates and no Secured Returns 2 renewal is available.

EXAMPLE 12: Calculation of Explicit Rider Charges.
o

Assume that you did not elect the WB plan at any time. Assume that your Account Value increases at an annual rate of 5% per year throughout the next ten years. Also assume that you do not elect to step-up at any time.

o

On March 31, 2005, your Account Value before the charge for Secured Returns 2 is taken is $101,196.79. The charge deducted on March 31, 2005 is $126.50 ($101,196.79 x .00125). Therefore, your ending Account Value on March 31, 2005 is $101,070.29 ($101,196.79 - $126.50).

o

On June 30, 2005, your Account Value before the charge for Secured Returns 2 is taken is $102,307.23. The fee deducted on June 30, 2005 is $127.88 ($102,307.23 x .00125). Therefore, your ending Account Value on June 30, 2005 is $102,179.35 ($102,307.23 - $127.88).

o

On September 30, 2005, your Account Value before the charge for Secured Returns 2 is taken is $103,443.69. The fee deducted on September 30, 2005 is $129.30 ($103,443.69 x .00125). Therefore, your ending Account Value on September 30, 2005 is $103,314.38 ($103,443.69 - $129.30).

o

This pattern continues until the maturity date for your Benefit of January 1, 2015. On that date, your Account will be credited with a payment. If your current Account Value is less than your current GLB amount, then your Account will be credited with the difference between these two amounts. If your current Account Value is greater than your current GLB amount, then your Account will be credited with the sum of all of Secured Returns 2 charges that have been made. Note that if Secured Returns 2 was revoked or cancelled before the maturity date for your Benefit of January 1, 2015, then no Secured Returns 2 credit will be made to your Account.

o

If Secured Returns 2 is still available to new Owners, you may elect to renew your participation in Secured Returns 2 with a new GLB amount equal to the ending January 1, 2015 Account Value at the cost and terms available to new Owners.


PART B


The information in this supplement is not complete and may be changed. We may not sell these securities until the amendment to the registration statement filed with the Securities and Exchange Commission is effective. This supplement is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUPPLEMENT

DATED JULY 27, 2004

TO

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2004

SUN LIFE FINANCIAL MASTERS FLEX NY

COLUMBIA ALL-STAR NY

The above Statement of Additional Information ("SAI") is hereby amended to add the following tables under the heading "CALCULATION OF PERFORMANCE INFORMATION."

Under "Standardized Average Annual Total Return," the following tables are added to the SAI in states in which the Secured Returns 2 Benefit rider is available for sale:

SUN LIFE FINANCIAL MASTERS FLEX NY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003

Fund name	Inception Date	1 YR	5 YR	10 YR	LOF
Bond S Class	5/5/1998	-1.24	3.90		4.30
Capital Appreciation S Class	3/31/1993	17.00	-8.11	3.60	4.29
Capital Opportunities S Class	6/3/1996	16.66	-4.14		4.00
Emerging Growth S Class	5/1/1995	19.72	-7.12		4.93
Franklin Templeton VIP Trust Franklin Small Cap Value Securities	12/19/2002	20.69			17.68
Franklin Templeton VIP Trust Mutual Shares Securities Fund	12/19/2002	13.87			11.99
Franklin Templeton VIP Trust Templeton Foreign Securities	12/19/2002	20.77			14.49
Franklin Templeton VIP Trust Templeton Growth Securities	9/30/2002	20.71			21.63
Global Growth S Class	11/16/1993	23.62	1.91	5.44	5.98
Government Securities S Class	3/31/1993	-8.04	2.68	3.15	3.14
High Yield S Class	3/31/1993	10.02	1.68	3.23	3.70
Lord Abbett Series Fund Growth & Income	5/2/2000	19.60			-0.42
Lord Abbett Series Fund Mid-Cap Value	2/19/2002	13.48			0.88
Mass Investors Trust S Class	3/31/1993	11.23	-5.58	6.19	5.76
Mass Invst Growth Stock S Class	5/5/1998	11.62	-6.12		-2.47
Mid Cap Growth S Class	8/31/2000	25.78			-22.16
Mid Cap Value S Class	4/30/2002	20.47			-4.49
Money Market S Class	3/31/1993	-9.38	0.20	1.00	0.89
New Discovery S Class	5/5/1998	23.51	3.42		3.76
Oppenheimer Capital Appreciation Fund	12/19/2002	19.28			9.07
Oppenheimer Main St. Fund/VA	12/19/2002	15.13			8.30
Oppenheimer Main St. Small Cap Fund	12/19/2002	32.54			23.51
PIMCO Emerging Markets Bond Portfolio	9/30/2002	20.28			31.32
PIMCO Real Return Bond Portfolio	12/19/2002	-1.76			1.69
PIMCO Total Return Bond Portfolio	12/19/2002	-5.19			-3.27
Research International S Class	5/5/1998	21.94	3.67		1.77
Research S Class	11/7/1994	13.74	-5.50		5.90
Strategic Growth S Class	11/1/1999	15.72			-9.88
Strategic Income S Class	5/6/1998	1.50	3.03		2.39
Strategic Value S Class	4/30/2002	15.69			-6.83
Sun Capital All Cap Fund S Class	4/30/2002	40.66			1.12
Sun Capital Investment Grade Bond Fund S Class	5/2/2000	-1.29			3.83
Sun Capital Real Estate Fund	5/2/2000	24.42			13.27
Sun Capital Real Estate Fund S Class	5/2/2000	24.08			12.97
Total Return S Class	3/31/1993	5.74	2.81	6.74	6.66
Utilities S class	11/16/1993	24.50	-1.04	6.91	6.80
Value S Class	5/5/1998	13.81	3.81		3.88

COLUMBIA ALL-STAR NY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003

Fund name	Inception Date	1 YR	5 YR	10 YR	LOF
Alliance Bernstein VP Growth & Income Fund - B Class	2/19/2002	20.75			-1.79
Alliance Bernstein VP Premier Growth Fund - B Class	2/19/2002	12.13			-8.31
Alliance Bernstein VP Technology Fund - B Class	2/19/2002	32.10			-9.21
Alliance Bernstein VP Worldwide Privatization Fund - B	2/19/2002	31.39			12.95
Colonial Strategic Income Fund, Variable Series (B)	12/19/2002	7.19			7.57
Columbia High Yield, Variable Series	12/19/2002	4.59			4.44
Columbia Real Estate Equity Fund, Variable Series	12/19/2002	22.23			24.00
Franklin Templeton VIP Trust Franklin Growth & Income	5/1/2003				16.18
Franklin Templeton VIP Trust Mutual Shares Securities	5/1/2003				10.73
Franklin Templeton VIP Trust Templeton Foreign Securities	9/30/2002	20.77			20.31
Liberty Asset Allocation Fund, Variable Series	12/19/2002	9.12			9.21
Liberty Federal Securities Fund, Variable Series (B)	12/19/2002	-7.64			-7.09
Liberty Growth & Income Fund, Variable Series	12/19/2002	8.50			8.83
Liberty Money Market, Variable Series	12/19/2002	-9.11			-8.89
Liberty S&P 500 Index Fund, Variable Series (B)	12/19/2002	16.35			15.06
Liberty Select Value Fund, Variable Series (B)	12/19/2002	16.11			16.16
Lord Abbett Growth & Income	5/2/2000	19.60			-0.01
Lord Abbett Mid-Cap Value	2/19/2002	13.48			0.88
MFS VIT Emerging Growth SC	12/19/2002	18.55			17.29
MFS VIT Mass Investors Growth Stock SC	12/19/2002	11.38			10.09
MFS VIT Mass Investors Trust SC	12/19/2002	10.63			9.84
MFS VIT New Discovery SC	12/19/2002	21.97			21.46
Newport Tiger Fund, Variable Series (B)	12/19/2002	33.46			28.53
PIMCO Real Return	9/30/2002	-1.76			-1.12
PIMCO Total Return	9/30/2002	-5.19			-2.87
Stein Roe Growth Stock Fund, Variable Series (B)	12/19/2002	13.77			12.01
Wanger International Select	12/19/2002	29.60			31.30
Wanger International Small Cap	12/19/2002	37.05			38.25
Wanger Select	12/19/2002	19.33			19.78
Wanger US Smaller Companies	12/19/2002	31.54			30.94

Under "Non-Standardized Average Annual Total Return," the following tables are added to the SAI in states in which the Secured Returns 2 Benefit rider is available for sale:

SUN LIFE FINANCIAL MASTERS FLEX NY

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003

Fund name	Inception Date	1 YR	5 YR	10 YR	LOF
Bond S Class	5/5/1998	6.67	4.06		4.47
Capital Appreciation S Class	8/13/1985	25.16	-7.92	3.71	7.94
Capital Opportunities S Class	6/3/1996	24.83	-3.97		4.12
Emerging Growth S Class	5/1/1995	27.89	-6.95		5.03
Franklin Templeton VIP Trust Franklin Small Cap Value Securities	4/30/1998	28.86	8.54		2.47
Franklin Templeton VIP Trust Mutual Shares Securities Fund	11/8/1996	22.03	5.68		5.98
Franklin Templeton VIP Trust Templeton Foreign Securities	5/1/1992	28.94	-3.70	2.26	4.39
Franklin Templeton VIP Trust Templeton Growth Securities	3/15/1994	28.88	0.01		4.33
Global Growth S Class	11/16/1993	31.79	2.05	5.56	6.11
Government Securities S Class	8/12/1985	-0.72	2.84	3.30	4.97
High Yield S Class	8/13/1985	18.18	1.85	3.37	5.31
Lord Abbett Series Fund All Value	4/30/2003				23.13
Lord Abbett Series Fund Growth & Income	12/11/1989	27.77	3.42	7.89	8.34
Lord Abbett Series Fund Growth Opportunities	4/30/2003				17.49
Lord Abbett Series Fund Mid-Cap Value	9/15/1999	21.65			12.20
Mass Investors Trust S Class	12/5/1986	19.40	-5.39	6.29	7.20
Mass Invst Growth Stock S Class	5/5/1998	19.78	-5.94		-2.31
Mid Cap Growth S Class	8/31/2000	33.94			-20.67
Mid Cap Value S Class	4/30/2002	28.64			0.12
Money Market S Class	8/29/1985	-2.18	0.37	1.15	1.98
New Discovery S Class	5/5/1998	31.68	3.56		3.90
Oppenheimer Capital Appreciation Fund	4/3/1985	27.45	-1.46	7.08	7.95
Oppenheimer Global Securities Fund/VA	11/12/1990	38.96	5.66	6.07	7.89
Oppenheimer Main St. Fund/VA	7/5/1995	23.30	-2.43		7.45
Oppenheimer Main St. Small Cap Fund	5/1/1998	40.70	4.79		3.12
PIMCO Emerging Markets Bond Portfolio	9/30/2002	28.44			37.50
PIMCO Low Duration Portfolio	2/16/1999	-0.60			2.34
PIMCO Real Return Bond Portfolio	9/30/1999	6.11			8.52
PIMCO Total Return Bond Portfolio	12/31/1997	2.38	2.99		3.42
Research International S Class	5/5/1998	30.11	3.82		1.94
Research S Class	11/7/1994	21.90	-5.32		6.01
Strategic Growth S Class	11/1/1999	23.89			-9.62
Strategic Income S Class	5/6/1998	9.65	3.19		2.56
Strategic Value S Class	4/30/2002	23.86			-2.35
Sun Capital All Cap Fund S Class	4/30/2002	48.82			6.02
Sun Capital Investment Grade Bond Fund S Class	12/7/1998	6.62	3.26		3.19
Sun Capital Real Estate Fund	12/7/1998	32.59	12.04		11.50
Sun Capital Real Estate Fund S Class	12/7/1998	32.25	11.75		11.21
Total Return S Class	5/16/1988	13.90	2.97	6.86	7.66
Utilities S class	11/16/1993	32.67	-0.87	7.02	6.92
Value S Class	5/5/1998	21.97	3.96		4.04

COLUMBIA ALL-STAR NY

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003

Fund name	Inception Date	1 YR	5 YR	10 YR	LOF
Alliance Bernstein VP Growth & Income Fund - B Class	1/14/1991	28.92	2.69	10.02	8.79
Alliance Bernstein VP Premier Growth Fund - B Class	6/26/1992	20.30	-7.44	7.29	8.22
Alliance Bernstein VP Technology Fund - B Class	1/11/1996	40.26	-5.53		3.68
Alliance Bernstein VP Worldwide Privatization Fund - B	9/23/1994	39.56	3.93		6.24
Colonial Strategic Income Fund, Variable Series (B)	7/5/1994	15.35	3.48		5.10
Columbia High Yield, Variable Series	5/19/1998	12.76	-2.14		-2.64
Columbia Real Estate Equity Fund, Variable Series	3/3/1998	30.39	9.26		5.66
Franklin Templeton VIP Trust Franklin Growth & Income	1/24/1989	22.57	-2.25	4.29	4.53
Franklin Templeton VIP Trust Mutual Shares Securities	11/8/1996	22.04	5.69		5.98
Franklin Templeton VIP Trust Templeton Foreign Securities	5/1/1992	28.94	-3.70	2.26	4.39
Liberty Asset Allocation Fund, Variable Series	1/3/1989	17.29	-1.26	4.32	6.18
Liberty Federal Securities Fund, Variable Series (B)	1/3/1989	-0.29	3.32	3.70	4.77
Liberty Growth & Income Fund, Variable Series	7/5/1994	16.67	-1.14		8.72
Liberty Money Market, Variable Series	1/3/1989	-1.88	0.63	1.45	2.00
Liberty S&P 500 Index Fund, Variable Series (B)	5/25/2000	24.51			-7.76
Liberty Select Value Fund, Variable Series (B)	5/25/2000	24.28			4.93
Lord Abbett Growth & Income	12/11/1989	27.77	3.56	8.94	9.72
Lord Abbett Mid-Cap Value	9/15/1999	21.65			12.21
MFS VIT Emerging Growth SC	7/24/1995	26.72	-6.59		4.64
MFS VIT Mass Investors Growth Stock SC	5/3/1999	19.55			-2.83
MFS VIT Mass Investors Trust SC	10/9/1995	18.80	-5.52		4.74
MFS VIT New Discovery SC	4/29/1998	30.13	5.19		4.64
Newport Tiger Fund, Variable Series (B)	5/1/1995	41.63	4.50		-0.74
PIMCO Real Return	9/30/1999	6.11			8.52
PIMCO Total Return	12/31/1997	2.38	2.99		3.42
Stein Roe Growth Stock Fund, Variable Series (B)	1/3/1989	21.94	-7.08	4.92	7.71
Wanger International Select	2/1/1999	37.76			7.12
Wanger International Small Cap	5/3/1995	45.22	5.62		10.84
Wanger Select	2/1/1999	27.49			11.59
Wanger US Smaller Companies	5/3/1995	39.71	6.05		13.30

Under "Standardized Non-Standardized Average Annual Total Return," the following tables are added to the SAI in states in which the Secured Returns 2 Benefit rider is available for sale:

SUN LIFE FINANCIAL MASTERS FLEX NY

STANDARDIZED NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003

Fund name	Inception Date	1 YR	5 YR	10 YR	LOF
Bond S Class	5/5/1998	-1.24	3.90		4.30
Capital Appreciation S Class	8/13/1985	17.00	-8.11	3.60	7.87
Capital Opportunities S Class	6/3/1996	16.66	-4.14		4.00
Emerging Growth S Class	5/1/1995	19.72	-7.12		4.93
Franklin Templeton VIP Trust Franklin Small Cap Value Securities	4/30/1998	20.69	8.39		2.28
Franklin Templeton VIP Trust Mutual Shares Securities Fund	11/8/1996	13.87	5.54		5.83
Franklin Templeton VIP Trust Templeton Foreign Securities	5/1/1992	20.77	-3.88	2.12	4.28
Franklin Templeton VIP Trust Templeton Growth Securities	3/15/1994	20.71	-0.16		4.20
Global Growth S Class	11/16/1993	23.62	1.91	5.44	5.98
Government Securities S Class	8/12/1985	-8.04	2.68	3.15	4.87
High Yield S Class	8/13/1985	10.02	1.68	3.23	5.21
Lord Abbett Series Fund All Value	4/30/2003				14.97
Lord Abbett Series Fund Growth & Income	12/11/1989	19.60	3.27	7.78	8.24
Lord Abbett Series Fund Growth Opportunities	4/30/2003				9.32
Lord Abbett Series Fund Mid-Cap Value	9/15/1999	13.48			12.05
Mass Investors Trust S Class	12/5/1986	11.23	-5.58	6.19	7.11
Mass Invst Growth Stock S Class	5/5/1998	11.62	-6.12		-2.47
Mid Cap Growth S Class	8/31/2000	25.78			-22.16
Mid Cap Value S Class	4/30/2002	20.47			-4.49
Money Market S Class	8/29/1985	-9.38	0.20	1.00	1.85
New Discovery S Class	5/5/1998	23.51	3.42		3.76
Oppenheimer Capital Appreciation Fund	4/3/1985	19.28	-1.62	6.98	7.87
Oppenheimer Global Securities Fund/VA	11/12/1990	30.80	5.53	5.93	7.78
Oppenheimer Main St. Fund/VA	7/5/1995	15.13	-2.61		7.35
Oppenheimer Main St. Small Cap Fund	5/1/1998	32.54	4.64		2.94
PIMCO Emerging Markets Bond Portfolio	9/30/2002	20.28			31.32
PIMCO Low Duration Portfolio	2/16/1999	-7.93			2.18
PIMCO Real Return Bond Portfolio	9/30/1999	-1.76			8.36
PIMCO Total Return Bond Portfolio	12/31/1997	-5.19	2.83		3.27
Research International S Class	5/5/1998	21.94	3.67		1.77
Research S Class	11/7/1994	13.74	-5.50		5.90
Strategic Growth S Class	11/1/1999	15.72			-9.88
Strategic Income S Class	5/6/1998	1.50	3.03		2.39
Strategic Value S Class	4/30/2002	15.69			-6.83
Sun Capital All Cap Fund S Class	4/30/2002	40.66			1.12
Sun Capital Investment Grade Bond Fund S Class	12/7/1998	-1.29	3.10		3.03
Sun Capital Real Estate Fund	12/7/1998	24.42	11.89		11.35
Sun Capital Real Estate Fund S Class	12/7/1998	24.08	11.60		11.07
Total Return S Class	5/16/1988	5.74	2.81	6.74	7.56
Utilities S class	11/16/1993	24.50	-1.04	6.91	6.80
Value S Class	5/5/1998	13.81	3.81		3.88

COLUMBIA ALL-STAR NY

STANDARDIZED NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003

Fund name	Inception Date	1 YR	5 YR	10 YR	LOF
Alliance Bernstein VP Growth & Income Fund - B Class	1/14/1991	20.75	2.53	9.92	8.69
Alliance Bernstein VP Premier Growth Fund - B Class	6/26/1992	12.13	-7.63	7.20	8.13
Alliance Bernstein VP Technology Fund - B Class	1/11/1996	32.10	-5.71		3.56
Alliance Bernstein VP Worldwide Privatization Fund - B	9/23/1994	31.39	3.78		6.10
Colonial Strategic Income Fund, Variable Series (B)	7/5/1994	7.19	3.31		4.96
Columbia High Yield, Variable Series	5/19/1998	4.59	-2.32		-2.84
Columbia Real Estate Equity Fund, Variable Series	3/3/1998	22.23	9.11		5.48
Franklin Templeton VIP Trust Franklin Growth & Income	1/24/1989	14.40	-2.43	4.17	4.41
Franklin Templeton VIP Trust Mutual Shares Securities	11/8/1996	13.87	5.54		5.83
Franklin Templeton VIP Trust Templeton Foreign Securities	5/1/1992	20.77	-3.88	2.12	4.28
Liberty Asset Allocation Fund, Variable Series	1/3/1989	9.12	-1.43	4.19	6.08
Liberty Federal Securities Fund, Variable Series (B)	1/3/1989	-7.64	3.16	3.56	4.65
Liberty Growth & Income Fund, Variable Series	7/5/1994	8.50	-1.30		8.62
Liberty Money Market, Variable Series	1/3/1989	-9.11	0.47	1.30	1.86
Liberty S&P 500 Index Fund, Variable Series (B)	5/25/2000	16.35			-9.34
Liberty Select Value Fund, Variable Series (B)	5/25/2000	16.11			3.26
Lord Abbett Growth & Income	12/11/1989	19.60	3.41	8.83	9.63
Lord Abbett Mid-Cap Value	9/15/1999	13.48			12.06
MFS VIT Emerging Growth SC	7/24/1995	18.55	-6.77		4.53
MFS VIT Mass Investors Growth Stock SC	5/3/1999	11.38			-3.00
MFS VIT Mass Investors Trust SC	10/9/1995	10.63	-5.71		4.61
MFS VIT New Discovery SC	4/29/1998	21.97	5.06		4.50
Newport Tiger Fund, Variable Series (B)	5/1/1995	33.46	4.36		-0.93
PIMCO Real Return	9/30/1999	-1.76			8.36
PIMCO Total Return	12/31/1997	-5.19	2.83		3.27
Stein Roe Growth Stock Fund, Variable Series (B)	1/3/1989	13.77	-7.27	4.81	7.64
Wanger International Select	2/1/1999	29.60			6.98
Wanger International Small Cap	5/3/1995	37.05	5.48		10.75
Wanger Select	2/1/1999	19.33			11.46
Wanger US Smaller Companies	5/3/1995	31.54	5.89		13.22


PART C

OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)	The following Financial Statements are included in the Registration Statement:

A.

Condensed Financial Information - Accumulation Unit Values (Part A) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-100474, filed on April 23, 2004)

B.

Financial Statements of the Depositor (Part B) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-100474, filed on April 23, 2004)

Audited:

		1.	Consolidated Statements of Income, Years Ended December 31, 2003, 2002 and 2001;
		2.	Consolidated Balance Sheets, December 31, 2003 and 2002:
		3.	Consolidated Statements of Comprehensive Income, Years Ended December 31, 2003, 2002 and 2001;
		4.	Consolidated Statements of Stockholder's Equity, Years Ended December 31, 2003, 2002 and 2001;
		5.	Consolidated Statements of Cash Flows, Years Ended December 31, 2003, 2002 and 2001;
		6.	Notes to Consolidated Financial Statements; and
		7.	Independent Auditors' Report.

C.

Financial Statements of the Registrant (Part B) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-100474, filed on April 23, 2004)

		1.	Statement of Condition, December 31, 2003;
		2.	Statement of Operations, Year Ended December 31, 2003;
		3.	Statements of Changes in Net Assets, Years Ended December 31, 2003 and December 31, 2002;
		4.	Notes to Financial Statements; and
		5.	Independent Auditors' Report.

(b)	The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

(1)

Resolution of the Board of Directors of the depositor dated December 3, 1984, authorizing the establishment of the Registrant (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(2)	Not applicable;

(3)(a)

Marketing Coordination Agreement between the Depositor, MFS Fund Distributors, Inc. and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(3)(b)(i)

Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(3)(b)(ii)

Specimen Broker-Dealer Supervisory and Service Agent Agreement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(3)(b)(iii)

Specimen Broker-Dealer Supervisory and Service Agent Agreement (Type 4) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed on March 29, 2000);

(4)(a)

Specimen Flexible Payment Deferred Combination Variable and Fixed Individual Annuity Contract (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-100474, filed on December 30, 2002);

(4)(b)

Specimen Secured Returns 2 Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(a) (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed on May 28, 2004);

(5)

Specimen Application used with the variable annuity contract filed as Exhibit (4) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-100474, filed on December 30, 2002);

(6)	Declaration of Intent and Charter and By-Laws of the Depositor (Incorporated herein by reference to the Depositor's Quarterly Report on Form 10-Q, File No. 333-01079, filed on May 14, 2004);

(7)	Not Applicable;

(8)(a)

Amended and Restated Participation Agreement by and among MFS/Sun Life Services Trust, Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed on May 28, 2004);

(8)(b)

Participation Agreement dated April 17, 2000 by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Insurance and Annuity Company of New York on behalf of itself and its separate accounts, and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4, File No. 333-67864, filed on November 6, 2002);

(8)(c)

Participation Agreement dated August 18, 1999 by and among Sun Life Assurance Company of Canada (U.S.), Sun Capital Advisers Trust and Sun Capital Advisers, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-82957, filed on February 3, 2000);

(8)(d)(i)

Participation Agreement dated April 30, 2001 by and among Rydex Variable Trust, Rydex Distributors, Inc., and Sun Life Assurance Company of Canada (U.S.). (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-82957, filed on July 27, 2001);

(8)(d)(ii)

Amendment No. 3 dated September 1, 2001 to Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed on November 6, 2002);

(8)(e)

Participation Agreement dated February 15, 2002 among Variable Insurance Products Funds, Fidelity Distributors Corporation and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed on November 6, 2002);

(8)(f)

Participation Agreement dated September 1, 2001 by and among Sun Life Insurance and Annuity Company of New York, Clarendon Insurance Agency, Inc., Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed on November 6, 2002);

(8)(g)(i)

Participation Agreement dated February 17, 1998 by and among Lord Abbett Series Fund Inc., Lord Abbett & Co., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed on November 6, 2002);

(8)(g)(ii)

Amendment No. 1 dated April 17, 2000 to Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed on November 6, 2002);

(8)(h)

Participation Agreement dated September 16, 2002 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102278, filed on December 31, 2002);

(8)(i)

Participation Agreement by and among Wanger Advisors Trust, Liberty Funds Distributors, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(j)

Participation Agreement among Liberty Variable Investment Trust, Liberty Funds Distributor, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(k)

Participation Agreement among MFS Variable Insurance Trust, Sun Life Insurance and Annuity Company of New York, on behalf of itself and its Separate Accounts, and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(l)

Participation Agreement among SteinRoe Variable Investment Trust, Liberty Funds Distributor, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(m)(i)

Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed on May 28, 2004);

(8)(m)(ii)

Amendment No. 1 to the Participation Agreement filed as Exhibit (8)(p)(i) (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed on May 28, 2004);

(8)(n)(i)

Participation Agreement Among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

(8)(n)(ii)

Amendment No. 1 dated October 31, 2003, to the Participation Agreement filed as Exhibit (8)(h)(i), (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-115525, filed on May 14, 2004);

(9)	Opinion and Consent of Counsel as to legality of securities being registered (Incorporated herein by reference to Registration Statement on Form N-4, File No. 333-100474, filed on October 10, 2002);

(10)	Consent of Independent Registered Public Accounting Firm*;

(11)	None;

(12)	Not Applicable;

(13)

Schedule for Computation of Performance Quotations (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-05037, filed on April 24, 1998);

(14)	Not Applicable;

(15)(a)	Powers of Attorney- (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-100475, filed on April 23, 2004);

(15)(b)

Resolution of the Board of Directors of the depositor dated July 24, 2003, authorizing the use of powers of attorney for Officer signatures (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-100475, filed on April 23, 2004);

(16)	Organizational Chart (Incorporated by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File Nos. 333-114126, filed on April 1, 2004).


* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR
Name and	Principal Positions and Officers
Business Address	With Depositor

James C. Baillie	Director
Torys
Suite 300, Maritime Life Tower
Toronto, Ontario MSK 1N2

Thomas A. Bogart	Director
Sun Life Assurance Company of Canada
150 King Street West
Toronto, Ontario Canada M5H 1J9

Paul W. Derksen	Director
Sun Life Assurance Company of Canada
150 King Street West
Toronto, Ontario Canada M5H 1J9

James A. McNulty, III	Director
12 Wild Holly Lane
Medfield, MA 02052

Leila Heckman	Director
Heckman Global Advisors
230 Park Avenue, Suite 865
New York, NY 10169

Donald B. Henderson, Jr.	Director
LeBoeuf, Lamb, Greene & MacRae, L.L. P.
125 West 55th Street
New York, NY 10019

Peter R. O'Flinn	Director
27361 Hidden River Court
Bonita Springs, FL 34134

C. James Prieur	Chairman and Director
Sun Life Assurance Company of Canada
150 King Street West
Toronto, Ontario-Canada M5H 1J9

Robert C. Salipante	President & Director
One Sun Life Executive Park
Wellesley Hills, MA 02481

Barbara Z. Shattuck	Director
Shattuck Hammond Partners LLC
630 Fifth Avenue, Suite 2950
New York, NY 10019

William W. Stinson	Director
Sun Life Assurance Company of Canada
150 King Street West
Toronto, Ontario-Canada M5H 1J9

David K. Stevenson	Director
359 Grove Street
Needham, MA 02492

Donald A. Stewart	Director
Sun Life Assurance Company of Canada
150 King Street West
Toronto, Ontario-Canada M5H 1J9

Claude A. Accum	Vice President and Chief Actuary
One Sun Life Executive Park
Wellesley Hills, MA 02481

Michael E. Shunney	Vice President, Group Insurance
One Sun Life Executive Park
Wellesley Hills, MA 02481

James M.A. Anderson	Vice President, Investments
One Sun Life Executive Park
Wellesley Hills, MA 02481

Ellen B. King	Assistant Vice President and Senior Counsel and
One Sun Life Executive Park	Secretary
Wellesley Hills, MA 02481

Gary Corsi	Vice President & Chief Financial Officer &
One Sun Life Executive Park	Treasurer
Wellesley Hills, MA 02481

Mark W. DeTora	Vice President, Individual Insurance
One Sun Life Executive Park
Wellesley Hills, MA 02481

Janet V. Whitehouse	Vice President, Human Resources &
One Sun Life Executive Park	Public Relations
Wellesley Hills, MA 02481

John R. Wright	Executive Vice President, Sun Life Financial
One Sun Life Executive Park	U.S. Operations
Wellesley Hills, MA 02481

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Insurance and Annuity Company of New York, a wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., which is in turn a wholly-owned subsidiary of Sun Life Assurance Company of Canada.

The Organization Chart of Sun Life Assurance Company of Canada is filed as Exhibit 13 to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-114126, filed April 1, 2004.

None of the companies listed is a subsidiary of the Registrant, therefore the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

Item 27. NUMBER OF CONTRACT OWNERS


As of May 19, 2004 there were 93 qualified and 107 non-qualified contract owners.


Item 28. INDEMNIFICATION


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Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Insurance and Annuity Company of New York pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (N.Y.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (N.Y.) of expenses incurred or paid by a director, officer, or controlling person of Sun Life (N.Y.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (N.Y.) will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

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(a) Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, H and I, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, C, and D, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.
Name and Principal	Position and Offices
Business Address*	with Underwriter

Imants Sakson	President
James M.A. Anderson	Director
Gary Corsi	Director
Ellen B. King	Clerk
George E. Madden	Vice President & Chief Compliance Officer
Michael L. Gentile	Vice President
John E. Coleman	Vice President
Nancy C. Atherton	Assistant Vice President & Tax Officer
Jane F. Jette	Financial/Operations Principal and Treasurer

*The principal business address of all directors and officers of the principal underwriter, is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

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         (b) Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Insurance and Annuity Company of New York, in whole or in part, at its Home Office at 122 East 42nd Street, Suite 1900, New York, New York 10017, at the offices of Clarendon Insurance Agency, Inc. at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, or at the offices of Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

Not Applicable.

Item 32. UNDERTAKINGS

The Registrant hereby undertakes:
(a)

To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)

To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.
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(d)

Representation with respect to Section 26(f)(2)(A) of the Investment Company Act of 1940: Sun Life (N.Y.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

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The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

SIGNATURES

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As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 28th day of May, 2004.

Sun Life (N.Y.) Variable Account C
(Registrant)

Sun Life Insurance and Annuity Company of New York
(Depositor)

By: /s/ ROBERT C. SALIPANTE
Robert C. Salipante
President and Director

Attest:	/s/ Edward M. Shea
Edward M. Shea
Assistant Vice President
and Senior Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with the Depositor, Sun Life Insurance and Annuity Company of New York, and on the dates indicated.
SIGNATURE	TITLE	DATE

/s/ ROBERT C. SALIPANTE	President and Director	May 28, 2004
Robert C. Salipante	(Principal Executive Officer)

/sGARY CORSI	Vice President & Chief Financial Officer	May 28, 2004
Gary Corsi	(Principal Financial and Accounting Officer)

*By: /s/ EDWARD M. SHEA	Attorney-in-Fact for:	May 28, 2004
Edward M. Shea	C. James Prieur, Chairman and Director
Donald A. Stewart, Director
Donald B. Henderson, Jr., Director
Peter R. O'Flinn, Director
David K. Stevenson, Director
James C. Baillie, Director
James A. McNulty, III, Director
William W. Stinson, Director
Leila Heckman, Director

*Edward M. Shea has signed this document on the indicated date on behalf of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Incorporated by reference Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-100475) filed on or about April 22, 2004.

EXHIBIT INDEX

(10)	Consent of Independent Registered Public Accounting Firm

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